UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	November 1, 2012 — April 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PGGIX

Putnam Global Income Trust

Semiannual report
4|30|13

A world of investing.™

Putnam INVESTMENTS

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. The fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. You can lose money by investing in the fund.

Message from the Trustees

Dear Fellow Shareholder:

Equities around the world have generally demonstrated a positive trend in early 2013. However, after a strong 2012, fixed-income markets have been facing challenges and increased volatility in 2013.

Supportive macroeconomic data, notably better housing and employment data in the United States, and the coordinated stimulative monetary policies of central banks around the world are helping to boost equity values, although investor confidence remains tempered. Markets continue to confront a variety of macroeconomic and fiscal challenges worldwide — from budget concerns in the United States to the eurozone’s debt-related troubles.

Investor apprehension today can be linked to the heightened volatility that has challenged markets for over a decade. In this fundamentally changed environment, Putnam’s equity and fixed-income teams are focused on integrating innovative investing ideas into our more time-tested, traditional strategies. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Putnam Global Income Trust

# A nimble approach to investing in global bond markets

Investing in today's bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global inter-relationships that drive the markets. With support from more than 70 fixed-income professionals, the fund's managers actively position the portfolio in securities from a broad range of sectors.

## The fund's management team has an average of more than 20 years of experience.

**D. William Kohli**
Portfolio Manager
*Co-Head of Fixed Income*

**Kevin F. Murphy**
Portfolio Manager

**Michael V. Salm**
Portfolio Manager
*Co-Head of Fixed Income*

**Michael J. Atkin**
Portfolio Manager
(Not pictured here)

### Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

SEK
Swedish krona
USD
U.S. dollar
EUR
Euro
JPY
Japanese yen
AUD
Australian dollar

*Illustration shows the fund's five largest currency exposures as of 4/30/13. Allocations in each currency may vary over time. See page 8 for additional currency exposures.*

## Invests in sectors beyond the benchmark

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporates to a wide range of mortgage-backed securities.

Barclays Global Aggregate Bond Index
Putnam Global Income Trust
Int'l Treasury/ agency
46%
40%
Investment-grade corporate bonds
17%
20%
U.S. Treasury/ agency
16%
0%
Agency pass-through
11%
10%
Emerging-market bonds
5%
6%
Covered bonds
3%
0%
Commer-cial MBS
1%
11%
Residential MBS (non-agency)
1%
6%
Agency CMO
0%
8%
High-yield corporate bonds
0%
1%
Municipal bonds
0%
0%
Bank loans
0%
0%
Net cash
0%
9%

*Allocations are shown as a percentage of the fund's net assets as of 4/30/13. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating period payment obligations), in addition to the market value of securities. Allocations and holdings in each sector may vary over time. For more information on current fund holdings, see pages 18-59.*

2 Global Income Trust

Global Income Trust 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

4	Global Income Trust

Interview with your fund’s portfolio manager

Bill, what was the environment like in global bond markets during the six months ended April 30, 2013?

It was a strong period for the most credit-sensitive categories, particularly high-yield bonds, which saw their yield spreads — their yield advantage over U.S. Treasuries — tighten further thanks to persistent investor demand and solid corporate fundamentals. These sectors benefited from the improved risk sentiment that was spurred by global monetary easing during and prior to the reporting period. Outside the United States, sovereign bonds issued by peripheral European countries — Italy, Spain, Portugal, and Greece — performed exceptionally well, as fears over a possible collapse of the eurozone, or of widespread contagion of the developed-market financial system, largely abated. With interest rates rising across most global developed markets during much of the period, Treasuries, global government securities, and other defensive categories lagged, posting either negative or nominally positive returns. That said, longer-term Treasury yields fell in April, providing a notable end-of-period boost to that sector. Emerging-market [EM] bonds were also helped by falling Treasury yields.

Both at home and abroad, political leaders continued to grapple with fiscal challenges. While there were several events that produced negative headlines, including the government spending sequester in the United States and the banking crisis in

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/13. See pages 4 and 11–13 for additional fund performance information. Index descriptions can be found on page 16.

Global Income Trust	5

Cyprus, riskier assets performed well in an environment of policy and macroeconomic uncertainty, which suggests that investors have recognized the opportunity cost of remaining on the sidelines.

Against this backdrop, the fund outperformed its benchmark and the average return of its Lipper peer group.

The fund outpaced its benchmark by a considerable margin. What factors fueled this solid relative performance?

An overweight stake in non-agency residential mortgage-backed securities [RMBS], along with a sizable overweight in commercial mortgage-backed securities [CMBS], drove the fund’s outperformance. Non-agency RMBS performed well during the period’s first half, driven by investors’ appetite for higher-yielding securities, as well as a strengthening U.S. housing market. CMBS also benefited from the demand for higher yields and were bolstered by stronger commercial real estate fundamentals and an improving outlook for U.S. economic growth in 2013 and beyond.

Our holdings of sovereign bonds issued by Italy, Spain, Portugal, and Greece also bolstered the fund’s performance, as these securities rallied sharply during the period’s second half. An underweight in the poor-performing Japanese government sector provided a further boost to results.

A greater-than-benchmark stake in investment-grade corporate bonds, coupled with investments in high-yield bonds, also contributed to relative performance. High-yield bonds were among the best-performing fixed-income categories during the period, as the asset class rallied strongly in step with global equity markets. The fund’s holdings of EM debt provided a further boost to relative results.

Allocations are represented as a percentage of the fund’s net assets as of 4/30/13. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

6	Global Income Trust

Lastly, the fund’s term structure positioning, by which I mean its duration — or interest-rate sensitivity — and yield-curve strategy, was a slight relative contributor, mainly because of our beneficial yield curve positioning in Japan.

How did your currency strategy affect performance?

Our active currency strategy, which is implemented with long and short positions using currency forward contracts, added substantial value versus the benchmark. The fund’s large underweight in the Japanese yen was by far the biggest contributor in this regard. As a result of Japan’s newly aggressive approach to monetary policy and fiscal stimulus under Prime Minister Shinzo Abe, the yen weakened sharply during the period’s second half. Our currency strategy was

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/13. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch ratings, and then included in the closest equivalent Moody’s rating. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including forward currency contracts, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Global Income Trust	7

also helped by short positions in the British pound sterling and the Swiss franc, combined with a long position in the Mexican peso. A long position in the euro, which weakened relative to other major currencies, modestly hampered our currency positioning.

Which strategies detracted from performance versus the benchmark?

Our holdings of “swaptions” — which give us the option to enter into a swap contract and were used to hedge the interest-rate and prepayment risks associated with our mortgage pass-through and government-agency interest-only [IO] positions — slightly dampened relative performance. The swaption strategy we constructed was designed to protect the portfolio in the event that the yield spreads on our underlying IO holdings exhibited heightened volatility. As it turned out, these spreads were relatively calm until the period’s final month, so our “insurance” was largely unnecessary. That said, this strategy illustrates one way we used derivatives to help manage portfolio risk.

In what additional ways did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve and to hedge the fund’s interest-rate risk. In addition, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds, and to efficiently gain exposure to foreign currencies as part of our active strategy involving global currency pairings.

This chart shows how the fund’s currency holdings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

8	Global Income Trust

What is your outlook for the coming months, and how are you positioning the fund?

Despite rising gasoline prices and higher payroll taxes, we believe the U.S. economy remains solidly in a mid-cycle expansion, buoyed by stronger consumer spending. By boosting economic activity and underpinning firmer labor market conditions, the U.S. housing recovery has helped to offset the drag on consumers from fiscal austerity measures. For example, during the six months ended February 2013, more than 10% of new jobs were in construction. What’s more, bank lending standards began to loosen, helping to reinforce economic growth. While we believe these factors should continue to promote moderate economic expansion, we do not think the economy will grow strongly enough to cause the Federal Reserve to shift from its current accommodative monetary policy stance.

Outside the United States, Japan joined China in early-cycle recoveries, providing a lift to the rest of Asia. It appears that Germany’s economy has begun to pick up, but most of Europe remains in recession. The European Central Bank revised its 2013 growth forecast downward and is anticipating a modest contraction while remaining concerned about downside risks to the eurozone economy.

Within this environment, we plan to continue deemphasizing interest-rate risk in the portfolio and expect to maintain the fund’s bias toward a steepening yield curve — that is, that longer-term yields may rise more than shorter-term yields. As long as the Fed continues to inject liquidity into the financial system through targeted bond purchases, we don’t believe interest rates are likely to move significantly higher than where they are today. We recognize, however, that any strategy that relies on rates declining further to drive performance is risky amid what may be a range-bound and volatile interest-rate environment. For that reason,

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Global Income Trust	9

we intend to keep the portfolio’s duration near zero — which would mean little to no exposure to interest-rate fluctuations — and expect to rely on other factors to influence the fund’s performance.

At period-end, our positions in securitized sectors represented the fund’s largest allocation. In prepayment-sensitive areas, we are more cautious toward lower-coupon pass-throughs — those with coupons below 4% — but favor pools in the 4%-to-5% coupon range that we believe exhibit favorable prepayment profiles. In credit-sensitive areas, we plan to maintain our diversified exposure to CMBS, as well as modest allocations to high-yield bonds and investment-grade corporate bonds.

Thanks for your timely commentary, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin, Kevin F. Murphy, and Michael V. Salm.

IN THE NEWS

The economic outlook for major industrialized nations is slowly improving, with the United States and Japan leading the way, according to a report by the Organisation for Economic Co-operation and Development (OECD). Economic expansion is also taking place in most major countries around the world, including the 17-nation eurozone, where Germany’s economy is growing and stabilization is occurring in Italy and France. Growth also is solidifying in Japan, whose new government has launched efforts to bring the country’s long-stagnant economy back to life through various stimulus efforts, and growth is picking up in China, where an economic hard landing has been avoided. The OECD sees growth weakening in India and normal, “around trend” growth taking place in Russia, Brazil, and the United Kingdom. Meanwhile, the World Trade Organization (WTO) has cut its overall 2013 forecast for global trade volume growth to 3.3% from 4.5%. Global trade grew by 2% in 2012, the second-worst figure since this economic statistic began to be tracked in 1981, according to the WTO. The worst trade figure came in 2009 during the global economic crisis.

10	Global Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(7/2/12)	(7/2/12)	(10/4/05)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	7.31%	7.14%	6.48%	6.48%	6.51%	6.51%	7.01%	6.87%	7.04%	7.39%	7.39%	7.39%

10 years	93.68	85.93	79.54	79.54	79.78	79.78	88.90	82.77	89.00	97.43	97.55	97.41
Annual average	6.83	6.40	6.03	6.03	6.04	6.04	6.57	6.22	6.57	7.04	7.05	7.04

5 years	41.67	36.00	36.38	34.38	36.61	36.61	39.89	35.35	39.95	43.41	43.50	43.40
Annual average	7.21	6.34	6.40	6.09	6.44	6.44	6.94	6.24	6.95	7.48	7.49	7.48

3 years	20.35	15.53	17.68	14.68	17.73	17.73	19.40	15.52	19.51	21.31	21.38	21.30
Annual average	6.37	4.93	5.58	4.67	5.59	5.59	6.09	4.93	6.12	6.65	6.67	6.65

1 year	6.08	1.84	5.32	0.32	5.40	4.40	5.87	2.43	5.93	6.36	6.42	6.35

6 months	2.37	–1.72	1.92	–3.08	2.00	1.00	2.19	–1.14	2.26	2.51	2.55	2.41

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Global Income Trust	11

Comparative index returns For periods ended 4/30/13

	Barclays Global Aggregate	Lipper Global Income Funds
	Bond Index	category average*

Annual average (life of fund)	—†	6.94%

10 years	70.53%	69.67
Annual average	5.48	5.37

5 years	23.69	29.95
Annual average	4.34	5.33

3 years	15.76	19.07
Annual average	5.00	5.95

1 year	1.46	5.85

6 months	–1.07	1.95

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/13, there were 184, 173, 127, 99, 68, and 2 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	6		6	6	6		6	6	6	6

Income	$0.192		$0.144	$0.144	$0.176		$0.178	$0.209	$0.214	$0.207

Capital gains	—		—	—	—		—	—	—	—

Total	$0.192		$0.144	$0.144	$0.176		$0.178	$0.209	$0.214	$0.207

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/12	$12.85	$13.39	$12.80	$12.80	$12.74	$13.17	$12.83	$12.85	$12.85	$12.86

4/30/13	12.96	13.50	12.90	12.91	12.84	13.27	12.94	12.96	12.96	12.96

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value	value

Current dividend rate [1]	2.96%	2.84%	2.14%	2.14%	2.71%	2.62%	2.69%	3.24%	3.33%	3.24%

Current 30-day
SEC yield [2]	N/A	2.22	1.57	1.57	N/A	2.00	2.06	2.52	2.66	2.56

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12	Global Income Trust

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(7/2/12)	(7/2/12)	(10/4/05)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Annual average
(life of fund)	7.29%	7.12%	6.46%	6.46%	6.49%	6.49%	6.99%	6.86%	7.03%	7.37%	7.37%	7.37%

10 years	95.02	87.22	80.95	80.95	81.19	81.19	90.23	84.05	90.35	98.75	98.86	98.74
Annual average	6.91	6.47	6.11	6.11	6.12	6.12	6.64	6.29	6.65	7.11	7.12	7.11

5 years	38.71	33.16	33.62	31.66	33.74	33.74	36.95	32.50	37.11	40.52	40.60	40.51
Annual average	6.76	5.89	5.97	5.66	5.99	5.99	6.49	5.79	6.52	7.04	7.05	7.04

3 years	20.72	15.89	18.05	15.05	18.11	18.11	19.77	15.88	19.90	21.69	21.76	21.68
Annual average	6.48	5.04	5.69	4.78	5.70	5.70	6.20	5.04	6.24	6.76	6.78	6.76

1 year	5.72	1.49	4.96	–0.04	4.96	3.96	5.50	2.07	5.56	5.99	6.05	5.98

6 months	1.98	–2.10	1.62	–3.38	1.70	0.70	1.87	–1.44	1.95	2.12	2.16	2.10

See the discussion following the Fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Total annual operating expenses for
the fiscal year ended 10/31/12	1.10%	1.85%	1.85%	1.35%	1.35%	0.83%*	0.76%*	0.85%

Annualized expense ratio for the
six-month period ended 4/30/13	1.11%	1.86%	1.86%	1.36%	1.36%	0.83%	0.76%	0.86%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Other expenses for class R5 and class R6 shares have been annualized.

Global Income Trust	13

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2012, to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.57	$9.31	$9.32	$6.82	$6.82	$4.17	$3.82	$4.32

Ending value (after expenses)	$1,023.70	$1,019.20	$1,020.00	$1,021.90	$1,022.60	$1,025.10	$1,025.50	$1,024.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2013, use the following calculation method. To find the value of your investment on November 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.56	$9.30	$9.30	$6.80	$6.80	$4.16	$3.81	$4.31

Ending value (after expenses)	$1,019.29	$1,015.57	$1,015.57	$1,018.05	$1,018.05	$1,020.68	$1,021.03	$1,020.53

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14	Global Income Trust

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Global Income Trust	15

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2013, Putnam employees had approximately $381,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16	Global Income Trust

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Global Income Trust	17

The fund’s portfolio 4/30/13 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (41.9%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$232,475	$134,254

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		25,000	20,375

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		3,314,000	2,888,151

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s,
2033 (Argentina)		1,545,273	892,395

Belgium (Government of) sr. unsec. unsub. bonds 4 1/4s,
2022 (Belgium)		4,210,000	6,743,773

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019 (Brazil)		100,000	122,300

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)	units	790	419,978

Canada (Government of) bonds 5s, 2037 (Canada)	CAD	200,000	293,636

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		$200,000	220,080

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s,
2013 (India)	INR	20,600,000	377,484

France (Government of) unsec. bonds 3 1/4s, 2021 (France)	EUR	5,340,000	8,046,393

Germany (Federal Republic of) unsec. bonds 1 3/4s,
2022 (Germany)	EUR	30,000,000	41,717,040

Germany (Federal Republic of) unsec. bonds 1 1/2s,
2022 (Germany)		$3,000,000	4,072,775

Germany (Federal Republic of) unsec. bonds 1/2s,
2017 (Germany)		6,200,000	8,248,785

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		210,000	241,021

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 (Greece) ††	EUR	105,000	58,805

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 (Greece) ††	EUR	75,000	41,728

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 (Greece) ††	EUR	105,000	58,393

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 (Greece) ††	EUR	165,000	92,479

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 (Greece) ††	EUR	575,000	318,952

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 (Greece) ††	EUR	135,000	74,900

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 (Greece) ††	EUR	265,000	146,894

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 (Greece) ††	EUR	365,000	203,504

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 (Greece) ††	EUR	225,000	127,379

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 (Greece) ††	EUR	105,000	58,650

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 (Greece) ††	EUR	235,000	131,351

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 (Greece) ††	EUR	45,000	25,176

18	Global Income Trust

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (41.9%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 (Greece) ††	EUR	665,000	$379,787

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 (Greece) ††	EUR	75,000	43,815

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 (Greece) ††	EUR	365,000	215,064

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 (Greece) ††	EUR	75,000	45,563

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 (Greece) ††	EUR	315,000	191,556

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 (Greece) ††	EUR	1,055,000	662,138

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 (Greece) ††	EUR	95,000	62,335

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 (Greece) ††	EUR	445,000	306,489

Ireland (Government of) unsec. bonds 5s, 2020 (Ireland)		$700,000	1,029,078

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	921,000	1,372,312

Italy (Republic of) unsec. bonds 6 1/2s, 2027 (Italy)	EUR	1,690,000	2,740,817

Italy (Republic of) unsec. bonds 5 1/2s, 2022 (Italy)		$1,890,000	2,821,746

Italy (Republic of) unsec. bonds 4s, 2017 (Italy)	EUR	2,240,000	3,111,273

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s,
2021 (Japan)	JPY	1,377,000,000	14,709,470

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s,
2036 (Japan)	JPY	106,000,000	1,282,569

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		$250,000	269,661

Ontario (Province of) bonds 4s, 2021 (Canada)	CAD	1,690,000	1,882,376

Ontario (Province of) debs. 5s, 2014 (Canada)	CAD	1,100,000	1,127,712

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s,
2017 (Portugal)	EUR	271,000	355,091

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)		$600,000	711,714

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)		200,000	211,562

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024
(South Africa)		1,600,000	1,788,000

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	4,331,000	6,321,881

Spain (Kingdom of) sr. unsec. bonds 4s, 2015 (Spain)		$2,100,000	2,887,725

Spain (Kingdom of) unsec. bonds 5 1/2s, 2021 (Spain)	EUR	1,530,000	2,255,618

Sweden (Government of) bonds Ser. 1054, 3 1/2s,
2022 (Sweden)	SEK	1,500,000	270,387

Sweden (Government of) debs. Ser. 1041, 6 3/4s,
2014 (Sweden)	SEK	3,585,000	585,533

Switzerland (Government of) bonds 2s, 2021 (Switzerland)	CHF	600,000	725,937

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s,
2017 (Ukraine)		$375,000	400,279

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)		700,000	702,030

United Kingdom Treasury unsec. bonds 1 3/4s, 2022
(United Kingdom)		2,380,000	3,719,524

United Kingdom Treasury bonds 4 1/2s, 2034 (United Kingdom)	GBP	1,310,000	2,608,666

Global Income Trust	19

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (41.9%)* cont.		Principal amount	Value

United Kingdom Treasury bonds 4s, 2022 (United Kingdom)	GBP	2,740,000	$5,127,929

United Kingdom Treasury bonds 3 3/4s, 2019 (United Kingdom)	GBP	5,530,000	10,041,653

United Mexican States unsec. bonds Ser. M20, 10s,
2024 (Mexico)	MXN	16,065,000	1,964,017

United Mexican States unsec. bonds Ser. M, 8s, 2023 (Mexico)	MXN	17,135,000	1,818,309

United Mexican States unsec. bonds Ser. M, 6 1/2s,
2022 (Mexico)	MXN	34,808,000	3,295,584

Total foreign government and agency bonds and notes (cost $149,201,849)			$153,821,851

CORPORATE BONDS AND NOTES (25.4%)*		Principal amount	Value

Basic materials (1.9%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015		$105,000	$110,714

Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019		165,000	212,649

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes
4 3/4s, 2022		151,000	157,795

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		160,000	179,200

CF Industries, Inc. company guaranty sr. unsec. unsub. notes
7 1/8s, 2020		15,000	18,754

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		175,000	179,344

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042		390,000	423,928

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022		280,000	297,193

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017		90,000	93,272

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019		150,000	174,077

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		120,000	169,302

Georgia-Pacific, LLC 144A company guaranty sr.
notes 5.4s, 2020		305,000	364,532

International Paper Co. sr. unsec. notes 8.7s, 2038		120,000	180,738

International Paper Co. sr. unsec. notes 7.95s, 2018		155,000	199,829

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		230,000	279,060

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		311,000	318,547

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021		160,000	171,526

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022		120,000	125,731

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		260,000	322,060

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
5.2s, 2040 (Australia)		400,000	462,567

Rock-Tenn Co. company guaranty sr. unsec. unsub.
notes 4.9s, 2022		195,000	216,741

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes
4.45s, 2019		105,000	114,919

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		155,000	218,670

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		180,000	217,179

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		140,000	174,996

Westvaco Corp. company guaranty sr. unsec. unsub. notes
7.95s, 2031		955,000	1,199,047

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec.
notes 6s, 2041 (Canada)		360,000	388,611

			6,970,981

20	Global Income Trust

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Capital goods (0.4%)
B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	$285,000	$302,813

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023	370,000	399,600

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	253,000	339,882

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	250,000	256,965

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	50,000	55,263

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	30,000	31,918

		1,386,441
Communication services (2.1%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	100,000	124,983

America Movil SAB de CV company guaranty unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	200,000	207,757

American Tower Corp. sr. unsec. notes 7s, 2017 R	130,000	154,623

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	275,000	352,893

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	286,000	279,118

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	310,000	319,152

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2035	75,000	100,211

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	120,000	145,536

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	190,000	219,285

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	555,000	651,804

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	128,000	140,015

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	115,000	154,050

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	125,000	167,863

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	518,000	609,228

Rogers Communications, Inc. company guaranty notes 6.8s,
2018 (Canada)	80,000	100,795

Rogers Communications, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2043 (Canada)	215,000	226,970

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	350,000	395,832

SES 144A company guaranty sr. unsec. notes 5.3s,
2043 (France)	270,000	292,128

TCI Communications, Inc. company guaranty sr. unsec. unsub.
debs. 7 7/8s, 2026	580,000	826,660

Telecom Italia Capital SA company guaranty sr. unsec. unsub.
notes 6.175s, 2014 (Italy)	235,000	246,796

Telefonica Emisiones SAU company guaranty sr. unsec. notes
5.462s, 2021 (Spain)	185,000	203,906

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.57s, 2023 (Spain)	420,000	431,013

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 6.221s, 2017 (Spain)	155,000	176,837

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	105,000	135,706

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2041	525,000	566,852

Global Income Trust	21

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	$105,000	$141,688

Verizon Global Funding Corp. sr. unsec. unsub. notes
7 3/4s, 2030	110,000	153,068

		7,524,769
Consumer cyclicals (1.6%)
ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	240,000	236,053

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	335,000	336,693

Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	85,000	98,281

CBS Corp. company guaranty sr. unsec. debs. notes
7 7/8s, 2030	170,000	234,960

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5.7s, 2020	160,000	176,800

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 6.35s, 2040	49,000	57,247

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019	185,000	221,673

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	235,000	263,296

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	15,000	19,907

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	260,000	289,935

Ford Motor Credit Co., LLC sr. unsec. notes 4.207s, 2016	640,000	683,527

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	175,000	205,717

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	61,000	71,179

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	29,000	32,335

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021	145,000	167,294

L Brands, Inc. sr. notes 5 5/8s, 2022	220,000	238,150

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
6.65s, 2024	105,000	133,462

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	30,000	32,384

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
3 7/8s, 2022	50,000	53,862

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	180,000	190,233

News America, Inc. company guaranty sr. unsec. unsub.
notes 6.2s, 2034	475,000	585,692

News America, Inc. company guaranty sr. unsec. unsub.
notes 3s, 2022	71,000	72,015

Owens Corning company guaranty sr. unsec. notes 9s, 2019	15,000	19,163

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	165,000	229,348

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	215,000	305,983

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	50,000	57,565

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	255,000	254,433

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	545,000	583,919

		5,851,106
Consumer staples (1.3%)
Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039	63,000	107,261

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	61,000	85,515

Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	44,000	61,390

22	Global Income Trust

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Consumer staples cont.
Altria Group, Inc. company guaranty sr. unsec. unsub. notes
2.85s, 2022	$385,000	$382,657

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 8.2s, 2039	154,000	254,349

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	230,000	257,328

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	50,000	70,113

Corrections Corp. of America company guaranty sr. notes
7 3/4s, 2017 R	62,000	64,635

Corrections Corp. of America 144A sr. unsec. notes
4 1/8s, 2020 R	75,000	77,438

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019	255,000	257,032

CVS Pass-Through Trust 144A company guaranty sr. notes
7.507s, 2032	327,039	433,672

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	380,000	457,481

Delhaize Group company guaranty sr. unsec. notes 5.7s,
2040 (Belgium)	50,000	52,484

Delhaize Group company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	195,000	212,063

Diageo Investment Corp. company guaranty sr. unsec. unsub.
notes 4 1/4s, 2042	355,000	378,266

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	589,000	790,132

SABMiller Holdings, Inc. 144A company guaranty sr. unsec.
notes 4.95s, 2042	205,000	236,053

Tyson Foods, Inc. company guaranty sr. unsec. unsub.
notes 6.6s, 2016	195,000	222,933

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	200,000	217,484

		4,618,286
Energy (1.9%)
Access Midstream Partners, LP/ACMP Finance Corp. company
guaranty sr. unsec. notes 5 7/8s, 2021	110,000	118,800

Anadarko Finance Co. company guaranty sr. unsec. unsub.
notes Ser. B, 7 1/2s, 2031	455,000	625,459

BG Energy Capital PLC 144A company guaranty sr. unsec. notes
4s, 2021 (United Kingdom)	200,000	224,097

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4.742s, 2021 (United Kingdom)	265,000	311,154

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)	140,000	162,270

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s,
2042 (Canada)	115,000	116,551

Continental Resources, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	120,000	127,950

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes
4.15s, 2020 (Italy)	605,000	637,533

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	300,000	325,101

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	185,000	248,900

Lukoil International Finance B.V. 144A company guaranty sr.
unsec. notes 4.563s, 2023 (Russia)	310,000	313,887

Global Income Trust	23

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Energy cont.
Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	$45,000	$58,203

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	160,000	182,402

Petrobras International Finance Co. company guaranty sr. unsec.
notes 7 7/8s, 2019 (Brazil)	55,000	68,147

Petrobras International Finance Co. company guaranty sr. unsec.
notes 5 3/8s, 2021 (Brazil)	225,000	248,460

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	185,000	194,289

Petrohawk Energy Corp. company guaranty sr. unsec. notes
7 1/4s, 2018	295,000	326,491

Petroleos de Venezuela SA company guaranty sr. unsec. notes
8s, 2013 (Venezuela)	485,000	487,910

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	370,000	315,577

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	100,000	96,750

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	425,000	635,435

Spectra Energy Capital, LLC company guaranty sr. unsec. notes
5.65s, 2020	20,000	23,827

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub.
notes 6.2s, 2018	75,000	90,766

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	140,000	152,185

Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	165,000	200,528

Weatherford Bermuda company guaranty sr. unsec. notes
9 7/8s, 2039	365,000	546,074

Weatherford Bermuda company guaranty sr. unsec. notes
9 5/8s, 2019	36,000	47,602

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	10,000	11,677

		6,898,025
Financials (9.6%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	1,190,000	1,307,441

Aflac, Inc. sr. unsec. notes 6.9s, 2039	215,000	292,424

Aflac, Inc. sr. unsec. notes 6.45s, 2040	185,000	243,036

American Express Co. sr. unsec. notes 2.65s, 2022	379,000	379,794

American International Group, Inc. jr. sub. FRB bonds
8.175s, 2068	249,000	336,773

Aon PLC 144A company guaranty sr. unsec. bonds 4 1/4s, 2042	545,000	547,555

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	550,000	677,845

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	270,000	307,753

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual
maturity (France)	485,000	488,638

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	435,000	475,759

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016	725,000	836,222

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	370,000	506,197

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017
(United Kingdom)	725,000	820,791

24	Global Income Trust

CORPORATE BONDS AND NOTES (25.4%)* cont.		Principal amount	Value

Financials cont.
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		$230,000	$286,417

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s,
2049 (France)		300,000	319,875

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s,
perpetual maturity (France)		593,000	582,623

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R		585,000	671,348

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		5,000	6,726

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		80,000	95,669

CNA Financial Corp. unsec. notes 6 1/2s, 2016		260,000	299,159

Commonwealth Bank of Australia 144A sr. unsec. notes 5s,
2019 (Australia)		105,000	123,861

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s,
2014 (Australia)		120,000	125,433

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R		370,000	480,060

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R		22,000	22,043

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021		445,000	496,225

GE Capital Trust IV 144A unsec. sub. FRB bonds 4 5/8s, 2066	EUR	90,000	118,892

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN,
0.492s, 2016		$145,000	143,684

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037		720,000	894,007

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		225,000	282,187

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		195,000	245,360

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		11,000	12,572

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038		220,000	261,525

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)		800,000	892,786

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023 R		165,000	171,819

HSBC Bank USA, N.A. unsec. sub. notes 7s, 2039		250,000	340,725

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035		200,000	203,000

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022
(United Kingdom)		685,000	798,324

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		100,000	104,125

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		850,000	914,107

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		220,000	246,400

International Lease Finance Corp. sr. unsec. unsub. notes
4 7/8s, 2015		390,000	409,500

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub.
FRN notes 1.29s, 2047		964,000	757,752

Kerry Group Financial Services 144A company guaranty sr.
unsec. notes 3.2s, 2023 (Ireland)		377,000	377,154

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s,
perpetual maturity (United Kingdom)		535,000	569,149

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. FRN notes 7s, 2037		265,000	273,613

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec.
sub. bonds 7.8s, 2037		650,000	763,750

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)		1,040,000	1,188,330

Global Income Trust	25

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Financials cont.
Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia)	$540,000	$616,486

Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	435,000	706,137

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	220,000	276,100

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	125,000	139,563

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	425,000	468,654

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	100,000	112,977

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec. notes 6 7/8s, 2021 R	205,000	223,450

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	35,000	37,292

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	40,000	60,629

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	815,000	898,122

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	30,000	31,501

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	90,000	101,304

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	445,000	495,063

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	90,000	94,725

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	268,000	272,020

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	85,000	112,938

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s,
perpetual maturity (Netherlands)	865,000	1,161,263

Rayonier, Inc. company guaranty sr. unsec. unsub. notes
3 3/4s, 2022 R	120,000	122,969

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s,
2022 (United Kingdom)	820,000	971,536

Santander Issuances S.A. Unipersonal 144A bank guaranty
unsec. sub. notes 5.911s, 2016 (Spain)	600,000	629,949

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Russia)	275,000	310,289

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Russia)	450,000	483,975

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)	650,000	694,678

SL Green Realty Corp./SL Green Operating Partnership/
Reckson Operating Partnership sr. unsec. notes 5s, 2018 R	270,000	296,431

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, 2049
(United Kingdom)	100,000	109,450

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023
(United Kingdom)	330,000	337,145

State Street Capital Trust IV company guaranty jr. unsec. sub.
FRB bonds 1.28s, 2037	550,000	462,465

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R	85,000	104,717

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 5.6s, 2019	135,000	162,067

Teachers Insurance & Annuity Association of America 144A
notes 6.85s, 2039	210,000	290,540

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)	500,000	601,250

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	175,000	184,238

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)	100,000	108,750

26	Global Income Trust

CORPORATE BONDS AND NOTES (25.4%)* cont.		Principal amount	Value

Financials cont.
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		$699,000	$783,929

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		100,000	108,750

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038		930,000	1,263,578

Willis Group Holdings, Ltd. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021		405,000	461,644

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037		300,000	321,750

			35,316,752
Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		200,000	272,377

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042		295,000	347,561

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		250,000	298,092

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019		120,000	134,100

Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021		135,000	153,563

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
6.95s, 2037		175,000	217,063

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
4 3/4s, 2020		28,000	30,835

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		120,000	129,019

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042		80,000	78,897

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022		65,000	64,711

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017		15,000	14,964

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023		70,000	72,094

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018		70,000	70,963

			1,884,239
Supra-Nation (2.7%)
Asian Development Bank sr. unsec. unsub. notes Ser. MTN,
5 1/2s, 2016 (Supra-Nation)	AUD	2,150,000	2,370,998

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s,
2014 (Kazakhstan)		$100,000	107,536

European Investment Bank sr. unsec. unsub. bonds 5 5/8s,
2032 (Luxembourg)	GBP	1,900,000	3,996,797

European Investment Bank sr. unsec. unsub. notes 4 1/8s,
2024 (Luxembourg)		$450,000	729,685

KfW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s,
2013 (Germany)	EUR	1,055,000	1,397,789

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub.
bonds 3 1/4s, 2014 (Germany)	EUR	1,055,000	1,425,271

			10,028,076
Technology (0.2%)
Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		$480,000	477,206

Brocade Communications Systems, Inc. company guaranty sr.
notes 6 7/8s, 2020		145,000	159,500

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		225,000	232,445

			869,151
Transportation (0.4%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		295,000	349,117

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040		10,000	12,299

Global Income Trust	27

CORPORATE BONDS AND NOTES (25.4%)* cont.		Principal amount	Value

Transportation cont.
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		$72,327	$78,837

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017		108,800	117,776

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042		60,000	64,853

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018		112,638	128,970

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019		130,381	152,546

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes
2.35s, 2020 (Mexico)		39,000	39,054

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043		76,000	76,175

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		140,000	180,116

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018		45,000	46,297

Southwest Airlines Co. pass-through certificates Ser. 07-1,
6.15s, 2022		177,406	209,783

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022		36,878	40,381

			1,496,204
Utilities and power (2.8%)
Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		65,000	71,702

Beaver Valley Funding Corp. sr. bonds 9s, 2017		100,000	101,284

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		541,124	601,621

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		405,000	548,331

Consolidated Edison Co. of New York sr. unsec. unsub.
notes 4.2s, 2042		65,000	69,508

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		165,000	175,730

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)		335,000	357,780

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		105,000	153,278

El Paso Pipeline Partners Operating Co., LP company guaranty
sr. unsec. notes 6 1/2s, 2020		95,000	116,850

Electricite de France SA 144A sr. unsec. notes 6.95s,
2039 (France)		465,000	613,277

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)		1,114,000	1,115,393

Enel Finance International SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Netherlands)		175,000	190,379

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		515,000	619,361

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		210,000	240,166

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. notes 4.85s, 2042		125,000	133,443

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s,
2016 (Finland)	EUR	255,000	372,998

Iberdrola International BV company guaranty sr. unsec. unsub.
notes 6 3/4s, 2036 (Spain)		$155,000	169,400

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	146,073

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042
(South Korea)		370,000	480,808

Majapahit Holding BV 144A company guaranty sr. unsec. notes
7 3/4s, 2020 (Indonesia)		195,000	242,346

Narragansett Electric Co. (The) 144A sr. unsec. notes
4.17s, 2042		435,000	443,790

28	Global Income Trust

CORPORATE BONDS AND NOTES (25.4%)* cont.	Principal amount	Value

Utilities and power cont.
PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021
(United Kingdom)	$640,000	$739,702

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	240,000	258,000

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes
6.572s, 2017	20,000	24,076

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	530,000	723,142

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s,
2067 (Canada)	340,000	362,984

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	170,000	201,841

Westar Energy, Inc. 1st mtge. bonds 8 5/8s, 2018	145,000	196,574

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	35,000	37,286

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	830,000	904,700

		10,411,823

Total corporate bonds and notes (cost $84,102,591)		$93,255,853

MORTGAGE-BACKED SECURITIES (22.1%)*	Principal amount	Value

Agency collateralized mortgage obligations (5.4%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.805s, 2032	$93,056	$148,990
IFB Ser. 3408, Class EK, 24.994s, 2037	36,572	57,055
IFB Ser. 3072, Class SM, 23.068s, 2035	104,905	162,453
IFB Ser. 3072, Class SB, 22.921s, 2035	94,201	145,325
IFB Ser. 3249, Class PS, 21.619s, 2036	80,849	120,855
IFB Ser. 3065, Class DC, 19.264s, 2035	99,955	156,250
IFB Ser. 2990, Class LB, 16.438s, 2034	97,780	136,717
IFB Ser. 4098, Class MS, IO, 6.501s, 2041	3,562,603	722,496
IFB Ser. 3856, Class PS, IO, 6.401s, 2040	4,343,991	548,575
IFB Ser. 3934, Class SA, IO, 6.201s, 2041	971,507	163,514
IFB Ser. 4112, Class SC, IO, 5.951s, 2042	5,718,050	800,527
IFB Ser. 4105, Class LS, IO, 5.951s, 2041	1,400,367	270,957
Ser. 3632, Class CI, IO, 5s, 2038	109,798	4,976
Ser. 3626, Class DI, IO, 5s, 2037	53,279	1,492
IFB Ser. 3852, Class SG, 4.831s, 2041	942,803	979,440
Ser. 304, Class C27, IO, 4 1/2s, 2042	3,688,011	543,982
Ser. 3747, Class HI, IO, 4 1/2s, 2037	304,539	21,212
Ser. 3707, Class PI, IO, 4 1/2s, 2025	829,567	54,552
Ser. 304, Class C53, IO, 4s, 2032	6,054,053	876,990
Ser. 4165, Class TI, IO, 3s, 2042	8,714,271	1,124,141
Ser. 3300, PO, zero %, 2037	15,361	14,363
FRB Ser. 3326, Class WF, zero %, 2035	7,269	7,124

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.833s, 2036	82,087	138,551
IFB Ser. 07-53, Class SP, 23.466s, 2037	91,178	140,913
IFB Ser. 05-75, Class GS, 19.649s, 2035	93,834	133,834
IFB Ser. 12-96, Class PS, IO, 6 1/2s, 2041	3,128,015	521,346
IFB Ser. 12-66, Class HS, IO, 6 1/2s, 2041	2,534,643	492,582
IFB Ser. 12-3, Class CS, IO, 6.35s, 2040	3,125,702	495,330

Global Income Trust	29

MORTGAGE-BACKED SECURITIES (22.1%)* cont.		Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 11-87, Class HS, IO, 6.3s, 2041		$1,423,051	$214,966
IFB Ser. 12-30, Class HS, IO, 6 1/4s, 2042		7,770,079	1,331,170
IFB Ser. 10-46, Class SB, IO, 6 1/4s, 2040		1,435,523	195,375
IFB Ser. 404, Class S13, IO, 6.2s, 2040		2,612,866	370,083
IFB Ser. 12-132, Class SB, IO, 6s, 2042		5,228,716	794,608
IFB Ser. 12-113, Class CS, IO, 5.95s, 2041		1,694,595	308,992
Ser. 12-75, Class AI, IO, 4 1/2s, 2027		1,498,498	137,997
Ser. 12-118, Class IO, IO, 4s, 2042		2,413,993	339,456
Ser. 409, Class C16, IO, 4s, 2040		1,577,437	167,306
Ser. 13-35, Class IP, IO, 3s, 2042 F		6,318,750	790,516
Ser. 13-23, Class PI, IO, 3s, 2041		8,609,737	974,622
Ser. 03-W10, Class 1, IO, 1.3s, 2043		730,760	29,031
Ser. 07-64, Class LO, PO, zero %, 2037		24,550	22,618

Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, 6 1/4s, 2040		4,424,240	723,983
IFB Ser. 10-26, Class QS, IO, 6.051s, 2040		4,878,091	817,075
IFB Ser. 10-120, Class SB, IO, 6.001s, 2035		164,721	13,339
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040		3,222,280	537,541
IFB Ser. 10-158, Class SA, IO, 5.851s, 2040		1,396,976	241,411
IFB Ser. 10-151, Class SA, 5.851s, 2040		1,388,355	242,865
IFB Ser. 10-14, Class SH, IO, 5.8s, 2040		2,975,825	456,968
Ser. 13-24, Class IC, IO, 4 1/2s, 2043		2,035,173	331,428
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		100,889	15,204
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		7,686,632	1,192,758
Ser. 10-103, Class DI, IO, 4 1/2s, 2038		2,547,610	200,624

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.98s, 2045		1,518,181	290,352

			19,724,830
Commercial mortgage-backed securities (10.7%)
Banc of America Commercial Mortgage Trust Ser. 05-4, Class B,
5.118s, 2045		423,000	415,994

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049		135,226	135,767
Ser. 06-5, Class A2, 5.317s, 2047		1,186,072	1,186,962

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class J, 4.9s, 2036		1,216,000	1,216,486
Ser. 04-4, Class XC, IO, 1.034s, 2042		1,331,127	12,622
Ser. 07-5, Class XW, IO, 0.531s, 2051		7,570,274	87,845
Ser. 06-5, Class XC, IO, 0.336s, 2047		1,992,509	28,752

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023	CAD	3,254,519	5,815
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	4,969,131	92,236

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.618s, 2039		$571,000	557,582
Ser. 06-PW14, Class X1, IO, 0.272s, 2038		5,835,415	102,120

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 5.041s, 2045		1,612,000	1,735,479
Ser. 06-C5, Class XC, IO, 0.176s, 2049		30,131,937	441,734

30	Global Income Trust

MORTGAGE-BACKED SECURITIES (22.1%)* cont.		Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.219s, 2049		$6,419,039	$48,721
Ser. 07-CD5, Class XS, IO, 0.059s, 2044 F		4,595,182	20,137

Commercial Mortgage Trust
FRB Ser. 05-LP5, Class D, 5.262s, 2043		802,000	846,935
Ser. 07-C9, Class AJ, 5.65s, 2049		1,313,000	1,431,170
Ser. 06-C8, Class AM, 5.347s, 2046		403,000	453,577
Ser. 06-C8, Class A2B, 5.248s, 2046		60,269	60,568

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046 F		565,000	505,305
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049		1,464,000	1,249,670

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (Ireland)	GBP	28,179	38,957
FRB Ser. 05-CT1A, Class D, 1.578s, 2014 (Ireland)	GBP	102,358	133,559

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.955s, 2039		$307,344	309,669

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.229s, 2049		8,999,637	35,506
Ser. 06-C4, Class AX, IO, 0.181s, 2039		8,601,716	114,102

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		210,776	231,854
Ser. 02-CP5, Class M, 5 1/4s, 2035		76,709	3,835
Ser. 03-C3, Class AX, IO, 1.613s, 2038		416,562	16

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.626s, 2044		535,000	577,770

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C1, Class H, 6.162s, 2038		670,000	670,268
Ser. 07-C1, Class XC, IO, 0.148s, 2049		33,574,597	239,454

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1,
Class B, 4.846s, 2048		569,000	594,605

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042		738,000	779,402

Greenwich Capital Commercial Funding Corp. 144A FRB
Ser. 03-C2, Class G, 5.567s, 2036		1,638,000	1,675,515

GS Mortgage Securities Trust Ser. 06-GG6, Class A2,
5.506s, 2038		86,561	88,508

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030		30,493	30,645
FRB Ser. GC10, Class D, 4.563s, 2046		397,000	385,050

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051		1,497,000	1,576,341
FRB Ser. 07-LD12, Class A3, 6.126s, 2051		1,213,048	1,273,472
FRB Ser. 06-LDP7, Class B, 6.059s, 2045		946,000	781,352
FRB Ser. 04-CB9, Class B, 5.833s, 2041		394,000	408,814
Ser. 06-CB16, Class AJ, 5.623s, 2045		351,000	352,425
Ser. 07-LDPX, Class A3S, 5.317s, 2049		580,000	588,778
Ser. 06-LDP9, Class A2S, 5.298s, 2047		750,787	754,571

Global Income Trust	31

MORTGAGE-BACKED SECURITIES (22.1%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 05-LDP2, Class B, 4.882s, 2042	$406,000	$421,875
FRB Ser. 13-C10, Class D, 4.3s, 2047	447,000	423,191
Ser. 06-LDP8, Class X, IO, 0.724s, 2045	2,390,386	34,897
Ser. 06-CB17, Class X, IO, 0.68s, 2043	22,741,148	392,626
Ser. 07-LDPX, Class X, IO, 0.467s, 2049	20,740,518	188,448

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051	569,000	530,389
FRB Ser. 11-C5, Class D, 5.492s, 2046	756,000	844,679
FRB Ser. 12-CBX, Class E, 5.362s, 2045	379,000	393,414
FRB Ser. 12-C8, Class D, 4.826s, 2045	824,000	859,859
FRB Ser. 12-LC9, Class E, 4.576s, 2047	958,000	935,314
FRB Ser. 12_LC9, Class D, 4.576s, 2047	474,000	488,711
Ser. 07-CB20, Class X1, IO, 0.197s, 2051	7,663,994	72,248

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	132,031

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	509,183	535,451
Ser. 04-C6, Class E, 5.177s, 2036	431,000	447,938
Ser. 04-C8, Class D, 4.946s, 2039	468,000	491,587
Ser. 05-C1, Class D, 4.856s, 2040	518,000	548,199
Ser. 07-C2, Class XW, IO, 0.693s, 2040	1,137,486	19,847

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.84s, 2038	1,391,380	28,771
Ser. 05-C2, Class XCL, IO, 0.501s, 2040	3,520,875	15,365
Ser. 06-C7, Class XCL, IO, 0.371s, 2038	2,550,731	46,610
Ser. 06-C6, Class XCL, IO, 0.287s, 2039	13,167,719	230,224
Ser. 07-C2, Class XCL, IO, 0.183s, 2040	7,290,364	102,816

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.044s, 2050	539,000	568,450
FRB Ser. 07-C1, Class A2, 5.94s, 2050	157,530	160,475

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB
Ser. 06-4, Class A2FL, 0.319s, 2049	52,917	52,785

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X,
IO, 5.768s, 2049	157,976	11,027

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039	295,652	283,456
Ser. 05-HQ5, Class X1, IO, 0.39s, 2042	71,706,724	315,510

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049	389,577	395,420
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049	1,798,580	1,852,717
Ser. 07-IQ14, Class A2, 5.61s, 2049	171,484	176,872
Ser. 07-HQ11, Class C, 5.558s, 2044	477,000	443,610

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.466s, 2043	656,143	676,090

Morgan Stanley-Bank of America-Merrill Lynch Mortgage Trust
Ser. 13-C7, Class XA, IO, 1.905s, 2046	4,427,476	502,696

32	Global Income Trust

MORTGAGE-BACKED SECURITIES (22.1%)* cont.		Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4,
Class XA, IO, 2.046s, 2045		$3,249,983	$417,623

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 6.166s, 2046		620,000	643,498
Ser. 06-C24, Class AJ, 5.658s, 2045		564,000	569,527
Ser. 07-C34, IO, 0.502s, 2046		2,039,824	24,682

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 05-C16, Class G, 5.643s, 2041		770,000	740,088

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		87,000	76,560

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C4,
Class E, 5.417s, 2044		989,000	1,043,450

			39,418,971
Residential mortgage-backed securities (non-agency) (6.0%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.685s, 2036		4,231,735	3,618,134

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047 F		10,909,380	1,385,491

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.562s, 2036		550,000	565,125
Ser. 13-RR1, Class 1A2, 2.871s, 2035		1,360,000	958,800
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035		280,000	232,400
Ser. 12-RR10, Class 4A2, 2.639s, 2036		160,000	139,200

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 13.256s, 2037		850,561	574,129
FRB Ser. 12-RR11, Class 5A3, 13.052s, 2037		308,573	197,487
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036		340,000	272,000
Ser. 12-RR11, Class 9A2, 4s, 2037		229,047	233,056
Ser. 12-RR12, Class 1A2, 4s, 2037		625,494	636,440
Ser. 12-RR11, Class 3A2, 4s, 2036		1,506,211	1,532,570
FRB Ser. 12-RR11, Class 5A2, 4s, 2037		297,048	302,247
Ser. 12-RR11, Class 11A2, 2.6s, 2036		1,848,258	1,229,092
Ser. 09-RR7, Class 1A7, IO, 1.762s, 2046		8,164,031	367,381
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047		18,828,728	858,590

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3,
Class M6, 5.075s, 2034		12,634	1,057

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		3,025,901	95,316
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		2,275,799	40,964

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043 (United Kingdom)	GBP	121,603	163,297
FRB Ser. 03-2, Class 2C1, 2.754s, 2043 (United Kingdom)	EUR	327,000	372,291

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047		$1,800,735	60,865

Nomura Resecuritization Trust FRB Ser. 11-4RA, Class 1A10,
2.576s, 2036		924,194	609,968

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.246s, 2046		723,880	619,663
FRB Ser. 06-AR4, Class 1A1B, 1.116s, 2046		1,579,886	1,224,412
FRB Ser. 05-AR8, Class B1, 0.87s, 2045		2,644,247	1,163,469

Global Income Trust	33

MORTGAGE-BACKED SECURITIES (22.1%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR13, Class A1C3, 0.69s, 2045	$4,010,413	$3,208,317
FRB Ser. 05-AR9, Class A1C3, 0.68s, 2045	881,574	771,377

Wells Fargo Mortgage Backed Securities Trust Ser. 05-9,
Class 2A9, 5 1/4s, 2035	600,000	630,000

		22,063,138

Total mortgage-backed securities (cost $78,802,008)		$81,206,939

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043	$7,000,000	$7,435,859

		7,435,859
U.S. Government Agency Mortgage Obligations (16.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021	25,807	28,740
5 1/2s, June 1, 2035	28,352	30,883
5 1/2s, April 1, 2020	20,024	21,771
3s, TBA, May 1, 2043	3,000,000	3,125,391

Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035	139,125	161,130
6 1/2s, with due dates from September 1, 2036 to November 1, 2037	80,217	89,381
6s, July 1, 2037	3,571	3,900
6s, with due dates from May 1, 2021 to October 1, 2021	80,115	89,334
5 1/2s, with due dates from February 1, 2018 to March 1, 2021	84,465	91,668
5s, May 1, 2037	187,028	202,385
5s, with due dates from May 1, 2020 to March 1, 2021	10,383	11,233
4s, with due dates from May 1, 2019 to September 1, 2020	134,389	143,534
3s, TBA, June 1, 2043	23,000,000	23,994,571
3s, TBA, May 1, 2043	31,000,000	32,426,484

		60,420,405

Total U.S. government and agency mortgage obligations (cost $66,888,917)		$67,856,264

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$100,000	$144,018

IL State G.O. Bonds
4.421s, 1/1/15	45,000	47,269
4.071s, 1/1/14	135,000	137,877

North TX, Thruway Auth. Rev. Bonds (Build America Bonds),
6.718s, 1/1/49	95,000	134,653

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	115,000	137,562

Total municipal bonds and notes (cost $490,679)		$601,379

SENIOR LOANS (—%)* [c]	Principal amount	Value

Aramark Corp. bank term loan FRN 3.756s, 2016	$7,147	$7,200

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016	15,770	15,878

Aramark Corp. bank term loan FRN Ser. C, 0.053s, 2016	1,037	1,044

34	Global Income Trust

SENIOR LOANS (—%)* [c] cont.	Principal amount	Value

Aramark Corp. bank term loan FRN Ser. C3, 0.053s, 2016	$576	$580

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018	10,436	9,460

Freescale Semiconductor, Inc. bank term loan FRN
Ser. B4, 5s, 2020	13,844	14,000

SunGard Data Systems, Inc. bank term loan FRN 1.953s, 2014	520	521

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.731s, 2017	25,177	18,511

Univision Communications, Inc. bank term loan FRN Ser. C1,
4 3/4s, 2020	15,110	15,256

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018	12,959	13,157

Total senior loans (cost $97,785)		$95,607

SHORT-TERM INVESTMENTS (9.6%)*	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.04% L	18,288,204	$18,288,204

SSgA Prime Money Market Fund 0.04% P	1,350,000	1,350,000

Straight-A Funding, LLC commercial paper with an effective
yield of 0.16%, June 12, 2013	$2,000,000	1,999,627

Straight-A Funding, LLC commercial paper with an effective
yield of 0.13%, June 18, 2013	2,000,000	1,999,653

Straight-A Funding, LLC commercial paper with an effective
yield of 0.13%, May 29, 2013	6,000,000	5,999,393

U.S. Treasury Bills with an effective yield of 0.18%,
October 17, 2013 # ∆	294,000	293,893

U.S. Treasury Bills with an effective yield of 0.13%,
January 9, 2014 ∆	700,000	699,545

U.S. Treasury Bills with an effective yield of 0.11%,
April 3, 2014 ∆	57,000	56,945

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.17%, July 25, 2013 # ∆	4,627,000	4,626,454

Total short-term investments (cost $35,312,135)		$35,313,714

TOTAL INVESTMENTS

Total investments (cost $414,895,964)		$432,151,607

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar

Global Income Trust	35

Key to holding’s abbreviations

bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $367,033,757.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $155,324,070 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

36	Global Income Trust

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	54.5%	Luxembourg	1.1%

Germany	13.2	Netherlands	0.9

United Kingdom	6.9	Russia	0.9

Japan	3.8	Argentina	0.9

Spain	3.0	Greece	0.8

France	2.9	Ireland	0.7

Italy	2.2	Supra-Nation	0.6

Mexico	1.8	Other	3.1

Belgium	1.6	Total	100.0%

Canada	1.1

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $240,553,754) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	7/17/13	$1,711,209	$1,712,851	$1,642

	British Pound	Sell	6/19/13	946,788	923,401	(23,387)

	Canadian Dollar	Sell	7/17/13	936,357	920,221	(16,136)

	Chilean Peso	Buy	7/17/13	1,061,323	1,054,529	6,794

	Euro	Sell	6/19/13	1,105,919	1,065,192	(40,727)

	Japanese Yen	Sell	5/15/13	479,575	548,741	69,166

	Peruvian New Sol	Buy	7/17/13	1,316,389	1,349,527	(33,138)

	Swiss Franc	Sell	6/19/13	442,020	439,357	(2,663)

Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	3,357,059	3,362,106	(5,047)

	Brazilian Real	Buy	7/17/13	1,552,723	1,539,812	12,911

	British Pound	Sell	6/19/13	2,169,679	2,088,286	(81,393)

	Canadian Dollar	Sell	7/17/13	732,241	706,577	(25,664)

	Chilean Peso	Buy	7/17/13	1,571,098	1,561,204	9,894

	Euro	Sell	6/19/13	5,098,689	5,059,059	(39,630)

	Indonesian Rupiah	Buy	5/15/13	818,615	815,856	2,759

	Japanese Yen	Buy	5/15/13	2,886,051	3,007,375	(121,324)

	Malaysian Ringgit	Buy	5/15/13	1,636,833	1,609,746	27,087

	Mexican Peso	Buy	7/17/13	296,372	287,858	8,514

	New Taiwan Dollar	Buy	5/15/13	51,489	51,113	376

	Norwegian Krone	Buy	6/19/13	1,340,736	1,341,700	(964)

	Norwegian Krone	Sell	6/19/13	1,340,736	1,333,874	(6,862)

	Polish Zloty	Sell	6/19/13	140,132	132,907	(7,225)

	Russian Ruble	Buy	6/19/13	304,166	303,914	252

	Singapore Dollar	Buy	5/15/13	308,031	300,650	7,381

	South Korean Won	Buy	5/15/13	1,229,753	1,250,165	(20,412)

	Swedish Krona	Buy	6/19/13	206,649	193,131	13,518

	Swiss Franc	Sell	6/19/13	7,317	141	(7,176)

	Turkish Lira	Buy	6/19/13	33,359	38,415	(5,056)

Global Income Trust	37

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $240,553,754) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.
	Australian Dollar	Buy	7/17/13	$4,238,384	$4,247,787	$(9,403)

	Brazilian Real	Buy	7/17/13	1,270,225	1,269,675	550

	British Pound	Sell	6/19/13	1,598,375	1,552,335	(46,040)

	Canadian Dollar	Buy	7/17/13	927,638	920,936	6,702

	Canadian Dollar	Sell	7/17/13	934,277	916,652	(17,625)

	Danish Krone	Buy	6/19/13	889,618	879,413	10,205

	Euro	Sell	6/19/13	22,743,993	22,452,149	(291,844)

	Japanese Yen	Buy	5/15/13	2,837,451	2,969,977	(132,526)

	New Taiwan Dollar	Buy	5/15/13	50,916	51,067	(151)

	New Taiwan Dollar	Sell	5/15/13	50,916	50,450	(466)

	South African Rand	Buy	7/17/13	275,236	275,071	165

	South Korean Won	Buy	5/15/13	1,425,525	1,437,310	(11,785)

	South Korean Won	Sell	5/15/13	1,425,525	1,398,234	(27,291)

	Swedish Krona	Buy	6/19/13	948,100	935,263	12,837

	Swiss Franc	Sell	6/19/13	1,387,176	1,366,503	(20,673)

	Thai Baht	Buy	5/15/13	1,402,270	1,381,856	20,414

	Turkish Lira	Buy	6/19/13	241,727	244,406	(2,679)

Credit Suisse International
	Australian Dollar	Buy	7/17/13	2,752,223	2,757,320	(5,097)

	Brazilian Real	Buy	7/17/13	932,307	923,714	8,593

	British Pound	Sell	6/19/13	956,260	898,578	(57,682)

	Canadian Dollar	Buy	7/17/13	779,207	772,627	6,580

	Chilean Peso	Buy	7/17/13	1,084,049	1,077,785	6,264

	Chinese Yuan	Buy	5/15/13	959,701	948,175	11,526

	Czech Koruna	Buy	6/19/13	209,161	212,856	(3,695)

	Euro	Sell	6/19/13	2,421,429	2,397,234	(24,195)

	Indonesian Rupiah	Buy	5/15/13	275,238	275,826	(588)

	Japanese Yen	Sell	5/15/13	7,167,175	7,495,559	328,384

	Mexican Peso	Sell	7/17/13	568,066	571,010	2,944

	New Taiwan Dollar	Buy	5/15/13	171,566	172,018	(452)

	New Zealand Dollar	Buy	7/17/13	238,929	232,584	6,345

	Norwegian Krone	Sell	6/19/13	17,917	20,196	2,279

	Philippine Peso	Buy	5/15/13	574,947	584,539	(9,592)

	Polish Zloty	Buy	6/19/13	76,407	74,183	2,224

	Russian Ruble	Buy	6/19/13	908,873	928,861	(19,988)

	South African Rand	Buy	7/17/13	273,349	278,905	(5,556)

	South Korean Won	Sell	5/15/13	464,582	446,990	(17,592)

	Swedish Krona	Buy	6/19/13	1,793,068	1,838,977	(45,909)

	Swiss Franc	Sell	6/19/13	1,367,055	1,349,649	(17,406)

	Turkish Lira	Buy	6/19/13	44,072	48,857	(4,785)

38	Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $240,553,754) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	$884,006	$885,426	$(1,420)

	Brazilian Real	Buy	7/17/13	270,820	274,061	(3,241)

	British Pound	Buy	6/19/13	678,762	665,182	13,580

	British Pound	Sell	6/19/13	678,762	667,859	(10,903)

	Canadian Dollar	Buy	7/17/13	937,447	926,051	11,396

	Canadian Dollar	Sell	7/17/13	937,447	931,402	(6,045)

	Euro	Buy	6/19/13	612,307	591,884	20,423

	Japanese Yen	Sell	5/15/13	22,886	111,641	88,755

	Mexican Peso	Sell	7/17/13	4,010	1,816	(2,194)

	Norwegian Krone	Sell	6/19/13	1,212,013	1,188,470	(23,543)

	Polish Zloty	Buy	6/19/13	794,512	785,350	9,162

	Singapore Dollar	Buy	5/15/13	1,491,358	1,483,225	8,133

	Singapore Dollar	Sell	5/15/13	1,491,358	1,469,348	(22,010)

	South Korean Won	Buy	5/15/13	1,431,722	1,444,550	(12,828)

	South Korean Won	Sell	5/15/13	1,431,722	1,407,704	(24,018)

	Swedish Krona	Buy	6/19/13	948,315	966,067	(17,752)

	Swiss Franc	Sell	6/19/13	1,792,074	1,764,951	(27,123)

	Turkish Lira	Buy	6/19/13	279,138	276,374	2,764

Goldman Sachs International
	British Pound	Sell	6/19/13	201,098	191,986	(9,112)

	Canadian Dollar	Sell	7/17/13	415,267	399,743	(15,524)

	Euro	Sell	6/19/13	22,204,536	21,925,254	(279,282)

	Japanese Yen	Sell	5/15/13	1,946,808	2,053,436	106,628

	Norwegian Krone	Sell	6/19/13	459,982	470,933	10,951

HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	1,653,890	1,655,798	(1,908)

	British Pound	Sell	6/19/13	3,260,729	3,158,294	(102,435)

	Canadian Dollar	Sell	7/17/13	65,594	53,346	(12,248)

	Euro	Sell	6/19/13	4,435,928	4,382,267	(53,661)

	Indian Rupee	Buy	5/15/13	161,394	159,871	1,523

	Japanese Yen	Buy	5/15/13	3,692,846	3,904,877	(212,031)

	Norwegian Krone	Buy	6/19/13	295,460	291,367	4,093

	Norwegian Krone	Sell	6/19/13	295,460	294,459	(1,001)

	Philippine Peso	Buy	5/15/13	273,679	279,232	(5,553)

	Russian Ruble	Buy	6/19/13	675,520	698,058	(22,538)

	South African Rand	Buy	7/17/13	275,247	275,070	177

	South Korean Won	Buy	5/15/13	1,119,053	1,128,114	(9,061)

	South Korean Won	Sell	5/15/13	1,119,053	1,096,549	(22,504)

	Swiss Franc	Sell	6/19/13	610,629	604,899	(5,730)

	Thai Baht	Buy	5/15/13	273,444	276,480	(3,036)

	Turkish Lira	Buy	6/19/13	575,315	571,350	3,965

Global Income Trust	39

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $240,553,754) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	$2,489,031	$2,493,240	$(4,209)

	Brazilian Real	Buy	7/17/13	1,543,420	1,532,065	11,355

	British Pound	Sell	6/19/13	546,612	465,610	(81,002)

	Canadian Dollar	Sell	7/17/13	130,893	119,251	(11,642)

	Chilean Peso	Buy	7/17/13	813,078	807,958	5,120

	Chinese Yuan	Buy	5/15/13	684,057	674,365	9,692

	Euro	Sell	6/19/13	3,510,223	3,467,032	(43,191)

	Hungarian Forint	Buy	6/19/13	275,360	276,135	(775)

	Japanese Yen	Sell	5/15/13	492,564	386,988	(105,576)

	Malaysian Ringgit	Buy	5/15/13	963,382	946,241	17,141

	Mexican Peso	Buy	7/17/13	270,834	257,928	12,906

	New Taiwan Dollar	Buy	5/15/13	158,543	162,009	(3,466)

	Norwegian Krone	Buy	6/19/13	929,692	935,575	(5,883)

	Polish Zloty	Buy	6/19/13	701,196	692,775	8,421

	Russian Ruble	Buy	6/19/13	614,282	611,570	2,712

	South Korean Won	Buy	5/15/13	1,135,945	1,144,753	(8,808)

	South Korean Won	Sell	5/15/13	1,135,945	1,117,302	(18,643)

	Swedish Krona	Buy	6/19/13	1,643,541	1,666,019	(22,478)

	Swiss Franc	Sell	6/19/13	985,936	995,168	9,232

	Turkish Lira	Buy	6/19/13	383,599	384,057	(458)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	7/17/13	397,313	398,076	763

	British Pound	Sell	6/19/13	7,144,163	6,900,510	(243,653)

	Euro	Sell	6/19/13	653,013	649,939	(3,074)

	Japanese Yen	Sell	5/15/13	1,679,711	1,778,630	98,919

State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	1,215,134	1,218,903	3,769

	Brazilian Real	Buy	7/17/13	789,004	780,623	8,381

	British Pound	Buy	6/19/13	924,427	929,851	(5,424)

	Canadian Dollar	Sell	7/17/13	129,505	125,560	(3,945)

	Chilean Peso	Buy	7/17/13	1,363,667	1,355,646	8,021

	Colombian Peso	Buy	7/17/13	1,060,947	1,061,037	(90)

	Euro	Sell	6/19/13	9,407,228	9,262,984	(144,244)

	Israeli Shekel	Buy	7/17/13	222,352	218,799	3,553

	Japanese Yen	Buy	5/15/13	1,272,716	1,301,236	(28,520)

	Mexican Peso	Sell	7/17/13	242,735	235,568	(7,167)

	Polish Zloty	Buy	6/19/13	488,348	481,854	6,494

	South Korean Won	Buy	5/15/13	1,076,998	1,097,553	(20,555)

	Swedish Krona	Buy	6/19/13	2,248,521	2,205,536	42,985

	Swiss Franc	Sell	6/19/13	1,117,962	1,097,534	(20,428)

	Turkish Lira	Buy	6/19/13	405,246	405,451	(205)

40	Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $240,553,754) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Australian Dollar	Buy	7/17/13	$3,338,502	$3,344,778	$(6,276)

	British Pound	Sell	6/19/13	1,585,797	1,519,000	(66,797)

	Canadian Dollar	Sell	7/17/13	444,398	436,243	(8,155)

	Chilean Peso	Buy	7/17/13	544,714	547,054	(2,340)

	Czech Koruna	Buy	6/19/13	346,777	342,017	4,760

	Czech Koruna	Sell	6/19/13	346,777	344,293	(2,484)

	Euro	Sell	6/19/13	1,809,913	1,788,507	(21,406)

	Hungarian Forint	Buy	6/19/13	275,360	276,151	(791)

	Japanese Yen	Sell	5/15/13	97,938	78,953	(18,985)

	Mexican Peso	Buy	7/17/13	299,105	294,776	4,329

	New Taiwan Dollar	Buy	5/15/13	462,336	463,397	(1,061)

	Norwegian Krone	Sell	6/19/13	593,222	595,029	1,807

	Philippine Peso	Buy	5/15/13	578,437	584,103	(5,666)

	Russian Ruble	Buy	6/19/13	61,702	62,400	(698)

	Singapore Dollar	Buy	5/15/13	1,021,599	1,016,102	5,497

	Singapore Dollar	Sell	5/15/13	1,021,599	1,007,118	(14,481)

	Swedish Krona	Buy	6/19/13	887,493	878,726	8,767

	Swiss Franc	Buy	6/19/13	1,227,821	1,224,582	3,239

	Swiss Franc	Sell	6/19/13	1,227,821	1,218,654	(9,167)

	Thai Baht	Buy	5/15/13	1,313,382	1,299,373	14,009

	Thai Baht	Sell	5/15/13	1,313,382	1,304,835	(8,547)

	Turkish Lira	Buy	6/19/13	322,430	318,560	3,870

WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	2,604,698	2,609,409	(4,711)

	British Pound	Buy	6/19/13	1,898,856	1,837,460	61,396

	British Pound	Sell	6/19/13	1,898,858	1,881,753	(17,105)

	Canadian Dollar	Sell	7/17/13	3,859,874	3,822,529	(37,345)

	Euro	Sell	6/19/13	569,493	570,490	997

	Japanese Yen	Buy	5/15/13	578,834	622,504	(43,670)

	Mexican Peso	Sell	7/17/13	266,727	257,648	(9,079)

Total						$(1,952,734)

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 3 yr (Short)	31	$3,532,043	Jun-13	$(42,813)

Australian Government Treasury
Bond 10 yr (Long)	3	388,510	Jun-13	15,266

Canadian Government Bond
10 yr (Long)	39	5,293,424	Jun-13	183,725

Euro-Bobl 5 yr (Short)	5	834,486	Jun-13	(5,943)

Global Income Trust	41

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	198	$38,221,643	Jun-13	$(866,362)

Euro-Dollar 90 day (Long)	684	170,529,750	Jun-13	41,474

Japanese Government Bond
10 yr (Long)	10	14,825,871	Jun-13	(23,640)

Japanese Government Bond
10 yr Mini (Long)	32	4,746,905	Jun-13	(5,055)

U.K. Gilt 10 yr (Short)	29	5,406,108	Jun-13	(270,805)

U.S. Treasury Bond 30 yr (Long)	42	6,902,438	Jun-13	237,811

U.S. Treasury Bond 30 yr (Short)	4	593,500	Jun-13	(17,039)

U.S. Treasury Note 2 yr (Long)	120	26,475,000	Jun-13	18,522

U.S. Treasury Note 10 yr (Short)	38	5,067,656	Jun-13	(18,791)

Total				$(753,650)

WRITTEN OPTIONS OUTSTANDING at 4/30/13 (premiums $8,552) (Unaudited)

	Expiration	Number of
	date/strike	contracts	Value

U.S. Treasury Note 10 yr futures, 6s (Call)	May-13/$134.00	22	$5,156

Total			$5,156

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$11,552,000	$46,208

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	22,613,000	(1,945)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	11,552,000	(120,949)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	9,062,000	69,687

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	5,823,000	1,514

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	18,655,000	(19)

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	9,062,000	69,324

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	2,566,000	18,809

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	13,631,000	50,162

(1.2125)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2125	67,837,000	(26,592)

(1.39)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.39	43,657,000	(90,807)

42	Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International cont.
(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	$13,631,000	$(135,356)

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	11,242,000	71,949

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	9,062,000	68,962

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	36,017,000	18,729

2.22/3 month USD-LIBOR-BBA/Jul-23 (Written)	Jul-13/2.22	17,468,000	17,817

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	55,966,000	4,645

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	13,631,000	51,253

(1.2075)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.2075	22,612,000	(6,784)

(1.4075)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.4075	21,828,000	(47,367)

(1.37)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37	43,657,000	(87,314)

(1.38)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.38	43,657,000	(89,497)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	13,631,000	(133,039)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	9,062,000	70,684

2.395/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.395	11,242,000	70,600

2.38/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.38	11,242,000	69,363

2.425/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.425	5,621,000	37,099

0.87/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.87	36,017,000	18,729

0.865/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.865	36,017,000	18,009

0.8975/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.8975	18,008,000	10,265

2.225/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.225	5,823,000	6,638

0.785/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.785	18,655,000	(933)

Goldman Sachs International
(1.195)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.195	22,612,000	(5,201)

(1.37625)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.37625	21,828,000	(43,219)

Global Income Trust	43

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Goldman Sachs International cont.
(1.42125)/3 month USD-LIBOR-BBA/
May-18 (Purchased)	May-13/1.42125	$21,828,000	$(44,311)

2.44/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.44	5,621,000	35,412

2.386/3 month USD-LIBOR-BBA/
May-23 (Written)	May-13/2.386	5,621,000	34,288

0.90/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.90	18,008,000	9,004

0.876/3 month USD-LIBOR-BBA/
May-16 (Written)	May-13/0.876	18,008,000	9,004

2.215/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.215	5,823,000	3,960

0.7775/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7775	18,655,000	373

(1.90)/3 month USD-LIBOR-BBA/
Jun-23 (Written)	Jun-13/1.90	5,973,127	(31,239)

JPMorgan Chase Bank N.A.
(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	22,613,000	10

(1.1875)/3 month USD-LIBOR-BBA/
Jul-18 (Purchased)	Jul-13/1.1875	22,613,000	(3,392)

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	18,655,000	2,073

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	5,823,000	1,514

0.7675/3 month USD-LIBOR-BBA/
Jul-16 (Written)	Jul-13/0.7675	18,655,000	373

2.1875/3 month USD-LIBOR-BBA/
Jul-23 (Written)	Jul-13/2.1875	5,823,000	(671)

Total			$17,822

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $31,278,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$23,000,000	5/13/13	$24,058,359

Government National Mortgage Association, 3s,
May 1, 2043	7,000,000	5/21/13	7,435,859

Total			$31,494,218

44	Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$7,381,400 E	$84,443	6/19/23	3 month USD-	2.00%	$161,136
				LIBOR-BBA

	15,215,000 E	(99,452)	6/19/23	2.00%	3 month USD-	(257,536)
					LIBOR-BBA

CAD	6,564,000	—	4/26/23	2.17%	3 month CAD-	(7,890)
					BA-CDOR

Barclays Bank PLC
	$4,510,000 E	4,222	6/19/15	3 month USD-	0.40%	7,604
				LIBOR-BBA

	8,376,000 E	(31,351)	6/19/18	1.00%	3 month USD-	(79,597)
					LIBOR-BBA

	5,286,000 E	36,432	6/19/23	3 month USD-	2.00%	91,353
				LIBOR-BBA

	1,862,000 E	(26,327)	6/19/43	3.00%	3 month USD-	(94,681)
					LIBOR-BBA

	6,020,000 E	(5,750)	6/19/15	0.40%	3 month USD-	(10,266)
					LIBOR-BBA

	54,893,000 E	(743,181)	6/19/23	2.00%	3 month USD-	(1,313,524)
					LIBOR-BBA

EUR	13,055,000	—	10/16/22	1.747%	6 month EUR-	(700,077)
					EURIBOR-
					REUTERS

EUR	4,190,000	—	11/5/17	6 month EUR-	0.958%	84,567
				EURIBOR-REUTERS

EUR	28,193,000 E	—	8/3/17	1 month EUR-	1.41727%	244,307
				EONIA-OIS-
				COMPOUND

EUR	1,797,000	—	4/26/23	6 month EUR-	1.519%	11,987
				EURIBOR-REUTERS

GBP	1,031,000	—	8/15/31	3.60%	6 month GBP-	(256,652)
					LIBOR-BBA

GBP	1,221,000	—	7/25/42	6 month GBP-	2.8425%	(18,956)
				LIBOR-BBA

GBP	2,168,000	—	7/25/22	1.885%	6 month GBP-	(63,412)
					LIBOR-BBA

GBP	2,978,000	—	4/24/23	1.8363%	6 month GBP-	(4,797)
					LIBOR-BBA

JPY	288,101,000	—	5/2/43	1.7625%	6 month JPY-	(12,117)
					LIBOR-BBA

SEK	5,668,000	—	5/2/23	2.065%	3 month SEK-	(131)
					STIBOR-SIDE

Citibank, N.A.
	$748,000 E	(723)	6/19/15	0.40%	3 month USD-	(1,284)
					LIBOR-BBA

	4,039,000	—	4/11/23	3 month USD-	1.9225%	35,598
				LIBOR-BBA

Global Income Trust	45

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$8,556,000 E	$(128,752)	6/19/23	2.00%	3 month USD-	$(217,648)
					LIBOR-BBA

	1,052,000 E	8,206	6/19/43	3 month USD-	3.00%	46,825
				LIBOR-BBA

	1,566,000 E	(4,172)	6/19/18	1.00%	3 month USD-	(13,192)
					LIBOR-BBA

	1,852,000	—	4/4/23	2.0212%	3 month USD-	(34,714)
					LIBOR-BBA

CZK	15,652,000	—	1/17/23	6 month CZK-	1.41%	19,648
				PRIBOR-PRBO

GBP	2,351,000	—	4/26/23	6 month GBP-	1.815%	(4,137)
				LIBOR-BBA

PLN	2,534,000	—	1/17/23	3.84%	6 month PLN-	(51,254)
					WIBOR-WIBO

Credit Suisse International
	$7,566,000	—	1/9/16	3 month USD-	0.515%	31,486
				LIBOR-BBA

	3,806,000	—	1/11/16	3 month USD-	0.50%	14,057
				LIBOR-BBA

	4,600,000	—	1/11/18	0.88%	3 month USD-	(35,394)
					LIBOR-BBA

	1,203,000	—	1/11/23	3 month USD-	1.88%	15,495
				LIBOR-BBA

	6,270,000	—	1/7/16	3 month USD-	0.54%	31,042
				LIBOR-BBA

	2,392,000	—	1/9/23	3 month USD-	1.93%	42,610
				LIBOR-BBA

	9,199,000	—	1/9/18	0.9125%	3 month USD-	(86,362)
					LIBOR-BBA

	1,965,000	—	1/7/23	3 month USD-	1.94%	37,048
				LIBOR-BBA

	7,562,000	—	1/7/18	0.93%	3 month USD-	(78,009)
					LIBOR-BBA

	4,581,000	—	3/4/18	0.9275%	3 month USD-	(32,461)
					LIBOR-BBA

	1,350,000 E	(1,539)	6/19/43	3.00%	3 month USD-	(51,097)
					LIBOR-BBA

	15,189,000 E	(192,134)	6/19/23	2.00%	3 month USD-	(349,947)
					LIBOR-BBA

	1,191,000	—	3/8/23	3 month USD-	2.01875%	24,752
				LIBOR-BBA

	1,191,000	—	3/11/23	3 month USD-	2.065%	29,597
				LIBOR-BBA

	4,581,000	—	3/11/18	0.9875%	3 month USD-	(44,729)
					LIBOR-BBA

46	Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$13,319,000	$—	3/20/18	0.968125%	3 month USD-	$(112,223)
					LIBOR-BBA

	3,793,000	—	3/4/16	3 month USD-	0.5025%	9,001
				LIBOR-BBA

	1,200,000	—	3/4/23	3 month USD-	1.975%	20,225
				LIBOR-BBA

	124,133,000 E	(114,683)	6/19/15	0.40%	3 month USD-	(207,782)
					LIBOR-BBA

	12,113,000 E	(23,337)	6/19/18	1.00%	3 month USD-	(93,108)
					LIBOR-BBA

	5,681,000	—	3/6/16	3 month USD-	0.495%	12,020
				LIBOR-BBA

	1,787,000	—	3/6/23	3 month USD-	1.9575%	27,002
				LIBOR-BBA

	6,872,000	—	3/6/18	0.915%	3 month USD-	(44,033)
					LIBOR-BBA

	52,667,000 E	376,204	6/19/23	3 month USD-	2.00%	923,416
				LIBOR-BBA

	18,011,000 E	4,134	6/19/15	3 month USD-	0.40%	17,641
				LIBOR-BBA

	3,757,000	—	3/8/16	3 month USD-	0.5175%	10,454
				LIBOR-BBA

	4,581,000	—	3/8/18	0.955%	3 month USD-	(38,098)
					LIBOR-BBA

	3,757,000	—	3/11/16	3 month USD-	0.535%	12,269
				LIBOR-BBA

	3,505,000	—	3/20/23	3 month USD-	2.045%	78,064
				LIBOR-BBA

	11,029,000	—	3/20/16	3 month USD-	0.521465%	29,967
				LIBOR-BBA

	2,667,000	—	4/9/23	3 month USD-	1.865%	9,172
				LIBOR-BBA

	4,049,000	—	4/12/23	3 month USD-	1.948%	43,251
				LIBOR-BBA

	2,053,000	—	5/2/23	1.824%	3 month USD-	4,751
					LIBOR-BBA

AUD	3,808,000	—	4/26/23	6 month AUD-BBR-	3.8725%	29,010
				BBSW

CAD	1,762,000	—	4/25/23	3 month CAD-BA-	2.208%	8,362
				CDOR

CAD	4,036,000	—	4/29/23	3 month CAD-BA-	2.15%	(1,673)
				CDOR

CHF	2,583,000	—	5/3/23	1.0075%	6 month CHF-	1,936
					LIBOR-BBA

CHF	2,583,000	—	5/3/23	1.01875%	6 month CHF-	(1,083)
					LIBOR-BBA

Global Income Trust	47

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	14,820,000	$—	6/28/17	6 month EUR-	1.29%	$725,279
				EURIBOR-REUTERS

EUR	5,650,000	—	6/28/22	6 month EUR-	1.94%	489,839
				EURIBOR-REUTERS

EUR	3,144,000	—	4/26/23	6 month EUR-	1.5165%	19,977
				EURIBOR-REUTERS

EUR	2,054,000	—	5/2/23	6 month EUR-	1.47%	(108)
				EURIBOR-REUTERS

EUR	2,346,000	—	5/3/23	6 month EUR-	1.457%	(4,140)
				EURIBOR-REUTERS

GBP	2,339,000	—	4/24/23	6 month GBP-	1.8325%	2,457
				LIBOR-BBA

SEK	13,089,000	—	5/2/23	2.07%	3 month SEK-	(1,232)
					STIBOR-SIDE

Deutsche Bank AG
	$19,149,000 E	154,511	6/19/23	3 month USD-	2.00%	353,469
				LIBOR-BBA

	942,000 E	(2,137)	6/19/43	3.00%	3 month USD-	(36,717)
					LIBOR-BBA

	2,654,000 E	3,044	6/19/15	3 month USD-	0.40%	5,034
				LIBOR-BBA

	4,808,000 E	(12,304)	6/19/18	1.00%	3 month USD-	(39,998)
					LIBOR-BBA

	7,451,000 E	(36,850)	6/19/23	2.00%	3 month USD-	(114,265)
					LIBOR-BBA

PLN	10,098,000	—	4/17/15	6 month PLN-	3.025%	15,858
				WIBOR-WIBO

Goldman Sachs International
	$20,320,000 E	290,334	6/19/23	3 month USD-	2.00%	501,458
				LIBOR-BBA

	16,734,000 E	12,370	6/19/15	3 month USD-	0.40%	24,921
				LIBOR-BBA

	1,021,000 E	(4,268)	6/19/18	3 month USD-	1.00%	1,613
				LIBOR-BBA

	13,279,800 E	(213,154)	6/19/23	2.00%	3 month USD-	(351,131)
					LIBOR-BBA

	4,429,000 E	28,529	6/19/43	3 month USD-	3.00%	191,117
				LIBOR-BBA

	459,000 E	14,068	6/19/43	3.00%	3 month USD-	(2,782)
					LIBOR-BBA

	2,669,000	—	4/8/23	3 month USD-	1.94%	28,319
				LIBOR-BBA

AUD	2,003,000	—	5/1/23	3.775%	6 month AUD-	1,769
					BBR-BBSW

AUD	7,590,000	—	4/26/23	6 month AUD-BBR-	3.8825%	64,522
				BBSW

48	Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
CAD	2,184,000	$—	4/25/23	3 month CAD-BA-	2.2069%	$10,147
				CDOR

CHF	7,078,000	—	5/2/23	6 month CHF-	1.008%	(4,491)
				LIBOR-BBA

EUR	3,856,000	—	10/18/22	1.818%	6 month EUR-	(239,785)
					EURIBOR-
					REUTERS

EUR	107,271,000 E	—	8/6/17	1 year EUR-EONIA-	1.102%	474,674
				OIS-COMPOUND

EUR	26,303,000	—	8/30/14	1 year EUR-EONIA-	0.11%	19,528
				OIS-COMPOUND

EUR	26,303,000	—	8/30/14	0.309%	3 month EUR-	(102,459)
					EURIBOR-
					REUTERS

EUR	26,303,000	—	8/31/14	1 year EUR-EONIA-	0.11%	19,524
				OIS-COMPOUND

EUR	26,303,000	—	8/31/14	0.314%	3 month EUR-	(105,759)
					EURIBOR-
					REUTERS

EUR	26,303,000	—	9/3/14	1 year EUR-EONIA-	0.086%	2,600
				OIS-COMPOUND

EUR	26,303,000	—	9/3/14	0.283%	3 month EUR-	(84,106)
					EURIBOR-
					REUTERS

EUR	3,259,000	—	2/22/23	6 month EUR-	1.9135%	200,606
				EURIBOR-Telerate

EUR	15,406,000	—	2/22/15	0.59%	6 month EUR-	(85,282)
					EURIBOR-
					Telerate

EUR	8,096,000	—	4/22/23	1.5445%	6 month EUR-	(81,912)
					EURIBOR-
					REUTERS

GBP	1,031,000	—	9/23/31	6 month GBP-	3.1175%	129,910
				LIBOR-BBA

GBP	2,244,000	—	4/25/23	6 month GBP-	1.8463%	6,677
				LIBOR-BBA

GBP	1,459,000	—	4/29/23	6 month GBP-	1.79375%	(7,557)
				LIBOR-BBA

JPY	1,370,000,000	—	9/15/14	0.361%	6 month JPY-	(22,294)
					LIBOR-BBA

JPY	411,000,000	—	9/15/41	6 month JPY-	1.768%	51,106
				LIBOR-BBA

JPY	185,128,000	—	4/30/23	0.73625%	6 month JPY-	2,501
					LIBOR-BBA

PLN	10,097,000	—	4/17/15	6 month PLN-	3.02%	15,530
				WIBOR-WIBO

Global Income Trust	49

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
	$5,898,000	$—	2/28/18	0.92%	3 month USD-	$(40,734)
					LIBOR-BBA

	2,195,000 E	(2,435)	6/19/15	0.40%	3 month USD-	(4,081)
					LIBOR-BBA

	380,000 E	3,201	6/19/23	3 month USD-	2.00%	7,150
				LIBOR-BBA

	7,551,000 E	(105,336)	6/19/23	2.00%	3 month USD-	(183,791)
					LIBOR-BBA

	2,285,000	—	4/15/23	3 month USD-	1.9475%	24,638
				LIBOR-BBA

AUD	2,149,000	—	4/30/23	3.805%	6 month AUD-	(4,220)
					BBR-BBSW

AUD	2,878,000	—	4/26/23	6 month AUD-BBR-	3.8875%	25,750
				BBSW

CAD	3,500,000	—	9/21/14	1.21561%	3 month CAD-	1,755
					BA-CDOR

CAD	1,100,000	—	9/21/41	3 month CAD-BA-	2.78311%	30,611
				CDOR

CAD	1,060,000	—	9/21/21	2.3911%	3 month CAD-	(35,553)
					BA-CDOR

CAD	4,916,000	—	5/2/15	3 month CAD-BA-	1.6575%	46,111
				CDOR

CAD	6,167,000	—	2/26/18	3 month CAD-BA-	1.65%	28,104
				CDOR

CAD	2,763,000	—	4/26/23	2.1706%	3 month CAD-	(3,486)
					BA-CDOR

CZK	15,652,000	—	1/16/23	6 month CZK-	1.44%	22,026
				PRIBOR-PRBO

CZK	15,652,000	—	1/21/23	6 month CZK-	1.44%	21,819
				PRIBOR-PRBO

GBP	2,734,000	—	2/20/23	2.226%	6 month GBP-	(180,779)
					LIBOR-BBA

GBP	13,493,000	—	2/20/15	6 month GBP-	0.668%	35,103
				LIBOR-BBA

JPY	901,000,000	—	2/19/15	6 month JPY-	0.705%	81,527
				LIBOR-BBA

JPY	149,300,000	—	2/19/20	6 month JPY-	1.3975%	95,478
				LIBOR-BBA

PLN	2,534,000	—	1/16/23	3.855%	6 month PLN-	(53,351)
					WIBOR-WIBO

PLN	2,534,000	—	1/21/23	3.81%	6 month PLN-	(49,138)
					WIBOR-WIBO

PLN	10,097,000	—	4/17/15	6 month PLN-	3.01%	14,911
				WIBOR-WIBO

50	Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty/	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Royal Bank of Scotland PLC (The)
$1,364,000 E	$(18,072)	6/19/23	2.00%	3 month USD-	$(32,244)
				LIBOR-BBA

Total					$(230,188)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$796,790	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(9,286)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,477,331	23,545	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,085)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
168,784	—	1/12/40	5.00% (1 month	Synthetic MBX Index	452
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

256,122	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(2,505)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,149,282	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,394)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,617,347	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(100,432)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,802,128	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(21,003)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

905,031	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,548)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

411,429	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,795)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,863,031	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(50,508)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

11,366,575	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(3,306)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Global Income Trust	51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$9,079	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(85)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

49,539	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	393
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,040,000	—	4/7/16	(2.63%)	USA Non Revised	(52,408)
				Consumer Price
				Index-Urban (CPI-U)

174,743	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(51)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

895,964	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,442)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

792,329	—	1/12/40	4.50% (1 month	Synthetic MBX Index	1,420
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

103,146	—	1/12/40	5.00% (1 month	Synthetic MBX Index	276
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,580,479	—	1/12/40	4.50% (1 month	Synthetic MBX Index	2,833
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,042,708	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,176)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

811,730	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(236)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

147,899	—	1/12/40	5.00% (1 month	Synthetic MBX Index	396
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

479,500	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,285
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

347,798	—	1/12/40	5.00% (1 month	Synthetic MBX Index	932
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

16,731	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	33
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

16,885	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	134
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

52	Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$3,657,411	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$29,033
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

583,327	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	1,137
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

2,612,482	—	1/12/38	6.50% (1 month	Synthetic MBX Index	(20,738)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

416,712	—	1/12/39	6.00% (1 month	Synthetic MBX Index	(812)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,955,733	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	52,144
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

454,934	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	8,026
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,917,737	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	22,351
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

590,741	(2,538)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,305)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

295,370	(715)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(99)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

295,370	(1,269)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(652)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,477,331	24,007	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,623)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

592,791	(2,177)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(852)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,539,377	(5,652)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,212)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

592,791	(2,177)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(852)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,186	(33)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	2
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Global Income Trust	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
$299,307	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$(87)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

673,248	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,846)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,297,251	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	35,995
			USD-LIBOR	3.50% 30 year Fannie
				Mae pools

Credit Suisse International
1,321,231	—	1/12/41	4.50% (1 month	Synthetic MBX Index	3,191
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

158,678	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,849)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

796,223	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,280)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,477,331	25,392	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,238)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Goldman Sachs International
473,354	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,685)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,116,413	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,011)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,170,000	—	3/1/16	2.47%	USA Non Revised	16,076
				Consumer Price
				Index-Urban (CPI-U)

877,500	—	3/3/16	2.45%	USA Non Revised	11,171
				Consumer Price
				Index-Urban (CPI-U)

84,104	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(790)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

160,378	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,869)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

313,389	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,652)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

315,078	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,558)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

54	Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$635,842	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(6,219)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

635,842	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(6,219)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,814,743	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(56,114)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

286,754	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,342)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,492,652	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(61,616)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,249,078	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(72,831)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,502,505	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(114,714)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,429,640	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,221)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

477,734	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,568)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,143,615	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,328)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,333,462	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(15,541)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,849	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(64)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

352,052	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(6,211)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,615,947	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(29,663)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

88,564	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	703
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

106,245	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	843
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Global Income Trust	55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,026	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(28)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,006,710	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	15,929
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,292,000	—	4/3/17	2.3225%	USA Non Revised	23,424
				Consumer Price
				Index-Urban (CPI-U)

2,292,000	—	4/4/17	2.35%	USA Non Revised	26,862
				Consumer Price
				Index-Urban (CPI-U)

613,177	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,146)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,175,350	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,698)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,748,291	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,376)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,292,000	—	4/5/17	2.355%	USA Non Revised	27,550
				Consumer Price
				Index-Urban (CPI-U)

2,292,000	—	4/5/22	2.66%	USA Non Revised	39,331
				Consumer Price
				Index-Urban (CPI-U)

1,795,602	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(17,562)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,769,259	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	20,620
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

945,524	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(9,248)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,538,844	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	44,789
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,297,251	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(35,995)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

32,335	(359)	1/12/38	(6.50%) 1 month	Synthetic TRS Index	9
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

32,417	355	1/12/39	6.00% (1 month	Synthetic TRS Index	43
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

56	Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,476,272	$8,765	1/12/41	4.00% (1 month	Synthetic TRS Index	$(10,557)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,475,187	19,823	1/12/41	4.50% (1 month	Synthetic TRS Index	(8,582)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,477,331	25,160	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,469)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

GBP	1,430,000	—	3/30/17	(3.0925%)	GBP Non-revised UK	16,993
					Retail Price Index

GBP	1,430,000	—	4/2/17	(3.085%)	GBP Non-revised UK	10,351
					Retail Price Index
GBP	2,860,000	—	9/20/17	2.6625%	GBP Non-revised UK	(156,069)
					Retail Price Index

GBP	1,430,000	—	9/21/17	2.66%	GBP Non-revised UK	(78,332)
					Retail Price Index

GBP	1,430,000	—	4/3/17	(3.09%)	GBP Non-revised UK	9,751
					Retail Price Index

JPMorgan Chase Bank N.A.
	$2,219,479	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(39,155)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

GBP	1,296,000	—	9/12/14	2.825%	GBP Non-revised UK	(29,684)
					Retail Price Index

Total						$(790,344)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$5,303	$88,000	5/11/63	300 bp	$4,045
BBB Index

DJ CDX NA CMBX	BBB–/P	8,544	125,000	5/11/63	300 bp	6,757
BBB Index

DJ CDX NA CMBX	BBB–/P	10,865	176,000	5/11/63	300 bp	8,348
BBB Index

DJ CDX NA CMBX	BBB–/P	10,317	181,000	5/11/63	300 bp	7,729
BBB Index

Barclays Bank PLC
Irish Gov’t, 4.50%,	—	(21,713)	271,000	9/20/17	(100 bp)	(17,210)
4/18/2020

Obrigacoes Do	—	(44,216)	271,000	9/20/17	(100 bp)	(19,754)
Tesouro, 5.45%,
9/23/13

Global Income Trust	57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ CDX NA CMBX	BBB–/P	$13,039	$179,000	5/11/63	300 bp	$10,480
BBB Index

DJ CDX NA CMBX	BBB–/P	19,849	259,000	5/11/63	300 bp	16,146
BBB Index

Spain Gov’t, 5.50%,	—	(31,948)	271,000	9/20/17	(100 bp)	(18,733)
7/30/2017

Total						$(2,192)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.”

58	Global Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$93,255,853	$—

Foreign government and agency bonds and notes	—	153,821,851	—

Mortgage-backed securities	—	81,206,939	—

Municipal bonds and notes	—	601,379	—

Senior loans	—	95,607	—

U.S. government and agency mortgage obligations	—	67,856,264	—

Short-term investments	19,638,204	15,675,510	—

Totals by level	$19,638,204	$412,513,403	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,952,734)	$—

Futures contracts	(753,650)	—	—

Written options outstanding	(5,156)	—	—

Forward premium swap option contracts	—	17,822	—

TBA sale commitments	—	(31,494,218)	—

Interest rate swap contracts	—	516,071	—

Total return swap contracts	—	(902,471)	—

Credit default contracts	—	27,768	—

Totals by level	$(758,806)	$(33,787,762)	$—

The accompanying notes are an integral part of these financial statements.

Global Income Trust	59

Statement of assets and liabilities 4/30/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $396,607,760)	$413,863,403
Affiliated issuers (identified cost $18,288,204) (Note 6)	18,288,204

Cash	480,861

Foreign currency (cost $364,557) (Note 1)	364,553

Interest and other receivables	4,397,781

Receivable for shares of the fund sold	490,389

Receivable for investments sold	6,493,530

Receivable for sales of delayed delivery securities (Note 1)	31,312,792

Unrealized appreciation on forward premium swap option contracts (Note 1)	886,457

Unrealized appreciation on forward currency contracts (Note 1)	1,225,991

Unrealized appreciation on OTC swap contracts (Note 1)	6,437,054

Premium paid on OTC swap contracts (Note 1)	1,878,754

Total assets	486,119,769

LIABILITIES

Payable for investments purchased	3,451,831

Payable for purchases of delayed delivery securities (Note 1)	66,155,620

Payable for shares of the fund repurchased	3,301,229

Payable for compensation of Manager (Note 2)	166,939

Payable for custodian fees (Note 2)	31,103

Payable for investor servicing fees (Note 2)	44,909

Payable for Trustee compensation and expenses (Note 2)	111,205

Payable for administrative services (Note 2)	678

Payable for distribution fees (Note 2)	95,795

Payable for variation margin (Note 1)	7,915

Unrealized depreciation on OTC swap contracts (Note 1)	7,459,778

Premium received on OTC swap contracts (Note 1)	1,214,662

Unrealized depreciation on forward currency contracts (Note 1)	3,178,725

Unrealized depreciation on forward premium swap option contracts (Note 1)	868,635

Written options outstanding, at value (premiums $8,552) (Notes 1 and 3)	5,156

TBA sale commitments, at value (proceeds receivable $31,278,125) (Note 1)	31,494,218

Collateral on certain derivative contracts, at value (Note 1)	1,350,000

Other accrued expenses	147,614

Total liabilities	119,086,012

Net assets	$367,033,757

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$357,349,865

Distributions in excess of net investment income (Note 1)	(474,044)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(3,180,385)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	13,338,321

Total — Representing net assets applicable to capital shares outstanding	$367,033,757

(Continued on next page)

60	Global Income Trust

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($234,541,480 divided by 18,095,294 shares)	$12.96

Offering price per class A share (100/96.00 of $12.96)*	$13.50

Net asset value and offering price per class B share ($10,788,482 divided by 836,179 shares)**	$12.90

Net asset value and offering price per class C share ($36,995,345 divided by 2,866,544 shares)**	$12.91

Net asset value and redemption price per class M share ($13,635,365 divided by 1,061,825 shares)	$12.84

Offering price per class M share (100/96.75 of $12.84)‡	$13.27

Net asset value, offering price and redemption price per class R share
($5,903,059 divided by 456,331 shares)	$12.94

Net asset value, offering price and redemption price per class R5 share
($10,697 divided by 825 shares)†	$12.96

Net asset value, offering price and redemption price per class R6 share
($4,627,013 divided by 356,955 shares)	$12.96

Net asset value, offering price and redemption price per class Y share
($60,532,316 divided by 4,670,109 shares)	$12.96

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

‡ On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Global Income Trust	61

Statement of operations Six months ended 4/30/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $5,326) (including interest income of $13,631 from investments
in affiliated issuers) (Note 6)	$7,470,296

EXPENSES

Compensation of Manager (Note 2)	1,006,092

Investor servicing fees (Note 2)	272,853

Custodian fees (Note 2)	48,238

Trustee compensation and expenses (Note 2)	20,298

Distribution fees (Note 2)	582,649

Administrative services (Note 2)	6,631

Other	207,488

Total expenses	2,144,249

Expense reduction (Note 2)	(254)

Net expenses	2,143,995

Net investment income	5,326,301

Net realized gain on investments (Notes 1 and 3)	6,954,594

Net increase from payments by affiliates (Note 2)	4,456

Net realized gain on swap contracts (Note 1)	1,282,684

Net realized loss on futures contracts (Note 1)	(386,911)

Net realized gain on foreign currency transactions (Note 1)	1,511,026

Net realized gain on written options (Notes 1 and 3)	1,031,496

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(1,775,369)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	(5,553,258)

Net gain on investments	3,068,718

Net increase in net assets resulting from operations	$8,395,019

The accompanying notes are an integral part of these financial statements.

62	Global Income Trust

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/13*	Year ended 10/31/12

Operations:
Net investment income	$5,326,301	$10,017,621

Net realized gain (loss) on investments
and foreign currency transactions	10,397,345	(20,958,754)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(7,328,627)	31,910,839

Net increase in net assets resulting from operations	8,395,019	20,969,706

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(3,473,903)	(6,221,541)

Class B	(124,004)	(256,666)

Class C	(432,454)	(883,708)

Class M	(195,065)	(419,595)

Class R	(73,440)	(104,246)

Class R5	(171)	(85)

Class R6	(12,936)	(88)

Class Y	(1,033,212)	(2,099,061)

From return of capital
Class A	—	(1,957,208)

Class B	—	(80,743)

Class C	—	(278,002)

Class M	—	(131,999)

Class R	—	(32,794)

Class R5	—	(27)

Class R6	—	(27)

Class Y	—	(660,335)

Increase (decrease) from capital share transactions (Note 4)	830,865	(346,467)

Total increase in net assets	3,880,699	7,497,114

NET ASSETS

Beginning of period	363,153,058	355,655,944

End of period (including distributions in excess of net
investment income of $474,044 and $455,160, respectively)	$367,033,757	$363,153,058

* Unaudited

The accompanying notes are an integral part of these financial statements.

Global Income Trust	63

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From						Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	From	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	return of capital	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class A
April 30, 2013**	$12.85	.19	.11	.30	(.19)	—	(.19)	—	—	$12.96	2.37 *	$234,541	.55 *	1.49 *	205 *
October 31, 2012	12.58	.36	.38	.74	(.36)	(.11)	(.47)	—	—	12.85	6.02	229,240	1.10	2.85	162
October 31, 2011	13.15	.47	(.27)	.20	(.77)	—	(.77)	— [e]	— [e,f]	12.58	1.55	215,202	1.13	3.67	116
October 31, 2010	13.24	.80	.82	1.62	(1.71)	—	(1.71)	— [e]	— [e,g]	13.15	13.63	157,631	1.14 [h]	6.35 [h]	79
October 31, 2009	10.47	.62	2.91	3.53	(.76)	—	(.76)	— [e]	— [e,i]	13.24	35.39	113,047	1.14 [h]	5.57 [h]	203
October 31, 2008	12.68	.62	(2.16)	(1.54)	(.68)	—	(.68)	.01	—	10.47	(12.79)	90,998	1.13 [h]	4.96 [h]	182

Class B
April 30, 2013**	$12.80	.14	.10	.24	(.14)	—	(.14)	—	—	$12.90	1.92 *	$10,788	.92 *	1.11 *	205 *
October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	—	—	12.80	5.24	11,109	1.85	2.10	162
October 31, 2011	13.10	.38	(.28)	.10	(.67)	—	(.67)	— [e]	— [e,f]	12.53	.81	11,499	1.88	2.94	116
October 31, 2010	13.20	.72	.80	1.52	(1.62)	—	(1.62)	— [e]	— [e,g]	13.10	12.74	9,453	1.89 [h]	5.67 [h]	79
October 31, 2009	10.44	.52	2.92	3.44	(.68)	—	(.68)	— [e]	— [e,i]	13.20	34.38	8,144	1.89 [h]	4.77 [h]	203
October 31, 2008	12.64	.53	(2.14)	(1.61)	(.59)	—	(.59)	— [e]	—	10.44	(13.40)	9,559	1.88 [h]	4.24 [h]	182

Class C
April 30, 2013**	$12.80	.14	.11	.25	(.14)	—	(.14)	—	—	$12.91	2.00 *	$36,995	.92 *	1.12 *	205 *
October 31, 2012	12.53	.26	.38	.64	(.28)	(.09)	(.37)	—	—	12.80	5.25	39,316	1.85	2.10	162
October 31, 2011	13.10	.35	(.24)	.11	(.68)	—	(.68)	— [e]	— [e,f]	12.53	.83	36,264	1.88	2.70	116
October 31, 2010	13.20	.68	.85	1.53	(1.63)	—	(1.63)	— [e]	— [e,g]	13.10	12.80	13,700	1.89 [h]	5.39 [h]	79
October 31, 2009	10.44	.53	2.91	3.44	(.68)	—	(.68)	— [e]	— [e,i]	13.20	34.38	4,451	1.89 [h]	4.82 [h]	203
October 31, 2008	12.65	.53	(2.15)	(1.62)	(.59)	—	(.59)	— [e]	—	10.44	(13.45)	3,887	1.88 [h]	4.21 [h]	182

Class M
April 30, 2013**	$12.74	.17	.11	.28	(.18)	—	(.18)	—	—	$12.84	2.19 *	$13,635	.67 *	1.36 *	205 *
October 31, 2012	12.47	.32	.38	.70	(.33)	(.10)	(.43)	—	—	12.74	5.80	14,969	1.35	2.60	162
October 31, 2011	13.04	.45	(.28)	.17	(.74)	—	(.74)	— [e]	— [e,f]	12.47	1.30	16,403	1.38	3.51	116
October 31, 2010	13.14	.78	.80	1.58	(1.68)	—	(1.68)	— [e]	— [e,g]	13.04	13.35	17,170	1.39 [h]	6.21 [h]	79
October 31, 2009	10.40	.58	2.89	3.47	(.73)	—	(.73)	— [e]	— [e,i]	13.14	35.00	18,789	1.39 [h]	5.30 [h]	203
October 31, 2008	12.60	.58	(2.13)	(1.55)	(.65)	—	(.65)	— [e]	—	10.40	(13.01)	16,798	1.38 [h]	4.70 [h]	182

Class R
April 30, 2013**	$12.83	.17	.12	.29	(.18)	—	(.18)	—	—	$12.94	2.26 *	$5,903	.67 *	1.36 *	205 *
October 31, 2012	12.56	.33	.37	.70	(.33)	(.10)	(.43)	—	—	12.83	5.76	4,142	1.35	2.61	162
October 31, 2011	13.14	.44	(.28)	.16	(.74)	—	(.74)	— [e]	— [e,f]	12.56	1.25	3,658	1.38	3.43	116
October 31, 2010	13.23	.75	.84	1.59	(1.68)	—	(1.68)	— [e]	— [e,g]	13.14	13.39	2,264	1.39 [h]	5.92 [h]	79
October 31, 2009	10.46	.59	2.91	3.50	(.73)	—	(.73)	— [e]	— [e,i]	13.23	35.10	834	1.39 [h]	5.31 [h]	203
October 31, 2008	12.67	.59	(2.15)	(1.56)	(.65)	—	(.65)	— [e]	—	10.46	(13.01)	527	1.38 [h]	4.69 [h]	182

Class R5
April 30, 2013**	$12.85	.22	.10	.32	(.21)	—	(.21)	—	—	$12.96	2.51 *	$11	.41 *	1.66 *	205 *
October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	—	—	12.85	4.34 *	10	.27 *	.99 *	162

Class R6
April 30, 2013**	$12.85	.12 [j]	.20	.32	(.21)	—	(.21)	—	—	$12.96	2.55 *	$4,627	.38 *	.92 * [j]	205 *
October 31, 2012†	12.45	.13	.41	.54	(.11)	(.03)	(.14)	—	—	12.85	4.37 *	10	.25 *	1.01 *	162

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

64	Global Income Trust	Global Income Trust	65

Financial highlights (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From						Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	From	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	return of capital	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [d]

Class Y
April 30, 2013**	$12.86	.21	.10	.31	(.21)	—	(.21)	—	—	$12.96	2.41 *	$60,532	.43 *	1.61 *	205 *
October 31, 2012	12.58	.39	.39	.78	(.38)	(.12)	(.50)	—	—	12.86	6.40	64,357.85		3.11	162
October 31, 2011	13.16	.46	(.24)	.22	(.80)	—	(.80)	— [e]	— [e,f]	12.58	1.74	72,631.88		3.53	116
October 31, 2010	13.25	.83	.83	1.66	(1.75)	—	(1.75)	— [e]	— [e,g]	13.16	13.93	13,371	.89 [h]	6.54 [h]	79
October 31, 2009	10.48	.64	2.92	3.56	(.79)	—	(.79)	— [e]	— [e,i]	13.25	35.69	5,218	.89 [h]	5.78 [h]	203
October 31, 2008	12.70	.66	(2.18)	(1.52)	(.71)	—	(.71)	.01	—	10.48	(12.61)	5,429	.88 [h]	5.24 [h]	182

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA purchase and sale transactions.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc. which amounted to less than $0.01 per share outstanding on March 30, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to October 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2010	0.02%

October 31, 2009	0.32

October 31, 2008	0.33

i Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C. and Millennium International Management, L.L.C. which amounted to less than $0.01 per share outstanding on June 23, 2009.

j The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

66	Global Income Trust	Global Income Trust	67

Notes to financial statements 4/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through April 30, 2013.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non-diversified fund to the extent permitted by applicable law. The investment objective of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will

68	Global Income Trust

generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move

Global Income Trust	69

unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to

70	Global Income Trust

perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk and to hedge market risk.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

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Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,329,100 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,944,055 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $3,127,304.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

72	Global Income Trust

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $12,525,745 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$4,922,271	$5,124,052	$10,046,323	*

2,479,422	N/A	2,479,422	October 31, 2017

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $415,908,492, resulting in gross unrealized appreciation and depreciation of $22,143,503 and $5,900,388, respectively, or net unrealized appreciation of $16,243,115.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end

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funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,

0.650%	of the next $5 billion,	0.480%	of the next $50 billion,

0.600%	of the next $10 billion,	0.470%	of the next $100 billion and

0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $4,456 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$173,341	Class R5	6

Class B	8,246	Class R6	193

Class C	28,760	Class Y	47,846

Class M	10,570	Total	$272,853

Class R	3,891

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $254 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $269, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for

74	Global Income Trust

the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$288,304	Class M	35,165

Class B	54,878	Class R	12,928

Class C	191,374	Total	$582,649

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $15,599 and $208 from the sale of class A and class M shares, respectively, and received $1,157 and $558 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $148 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $680,716,120 and $660,628,149, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written	Written option
		option contract	swap option	contract	Written option
		amounts	premiums	amounts	premiums

Written options outstanding
at the beginning of the	USD	35,506,000	$683,491	—	$—
reporting period	EUR	—	$—	—	$—

Options opened	USD	660,783,227	—	22	8,552
	EUR	96,441,000	1,112,863	—	—

Options exercised	USD	(56,126,000)	(379,991)	—	—
	EUR	—	—	—	—

Options expired	USD	—	—	—	—
	EUR	—	—	—	—

Options closed	USD	(186,888,100)	(303,500)	—	—
	EUR	(96,441,000)	(1,112,863)	—	—

Written options outstanding at	USD	453,275,127	$—	22	$8,552
the end of the reporting period	EUR	—	$—	—	$—

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Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	2,745,764	$35,313,710	6,547,805	$82,263,702

Shares issued in connection with
reinvestment of distributions	241,847	3,107,698	566,339	7,099,019

	2,987,611	38,421,408	7,114,144	89,362,721

Shares repurchased	(2,725,253)	(35,067,861)	(6,387,734)	(80,143,104)

Net increase	262,358	$3,353,547	726,410	$9,219,617

	Six months ended 4/30/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	85,665	$1,096,062	230,558	$2,883,984

Shares issued in connection with
reinvestment of distributions	8,724	111,638	22,286	278,059

	94,389	1,207,700	252,844	3,162,043

Shares repurchased	(126,282)	(1,617,760)	(302,795)	(3,788,612)

Net decrease	(31,893)	$(410,060)	(49,951)	$(626,569)

	Six months ended 4/30/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	379,457	$4,857,853	1,263,132	$15,793,145

Shares issued in connection with
reinvestment of distributions	27,932	357,456	73,705	919,902

	407,389	5,215,309	1,336,837	16,713,047

Shares repurchased	(612,032)	(7,839,130)	(1,160,044)	(14,532,294)

Net increase (decrease)	(204,643)	$(2,623,821)	176,793	$2,180,753

	Six months ended 4/30/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	14,226	$181,253	56,810	$706,720

Shares issued in connection with
reinvestment of distributions	3,295	41,967	8,100	100,646

	17,521	223,220	64,910	807,366

Shares repurchased	(130,749)	(1,666,859)	(205,323)	(2,571,643)

Net decrease	(113,228)	$(1,443,639)	(140,413)	$(1,764,277)

	Six months ended 4/30/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	205,314	$2,632,922	173,835	$2,174,344

Shares issued in connection with
reinvestment of distributions	3,937	50,514	7,624	95,399

	209,251	2,683,436	181,459	2,269,743

Shares repurchased	(75,657)	(971,149)	(149,986)	(1,878,093)

Net increase	133,594	$1,712,287	31,473	$391,650

76	Global Income Trust

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$ —	803	$10,000

Shares issued in connection with
reinvestment of distributions	13	171	9	112

	13	171	812	10,112

Shares repurchased	—	—	—	—

Net increase	13	$171	812	$10,112

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	357,870	$4,602,497	803	$10,000

Shares issued in connection with
reinvestment of distributions	1,004	12,936	9	115

	358,874	4,615,433	812	10,115

Shares repurchased	(2,731)	(35,299)	—	—

Net increase	356,143	$4,580,134	812	$10,115

	Six months ended 4/30/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	1,330,061	$17,105,167	3,928,956	$49,248,870

Shares issued in connection with
reinvestment of distributions	54,777	703,755	138,924	1,741,538

	1,384,838	17,808,922	4,067,880	50,990,408

Shares repurchased	(1,721,043)	(22,146,676)	(4,833,797)	(60,758,276)

Net decrease	(336,205)	$(4,337,754)	(765,917)	$(9,767,868)

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	825	100.00%	$10,697

Class R6	826	0.23	10,705

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Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased swap option contracts (contract amount)	$339,100,000

Written option contracts (number of contracts)	9

Written swap option contracts (contract amount)	$311,700,000

Futures contracts (number of contracts)	1,000

Forward currency contracts (contract amount)	$514,600,000

OTC interest rate swap contracts (notional)	$1,231,100,000

Centrally cleared interest rate swap contracts (notional)	$450,000

OTC total return swap contracts (notional)	$130,900,000

OTC credit default swap contracts (notional)	$1,200,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$42,180	Payables	$14,412

Foreign exchange
contracts	Receivables	1,225,991	Payables	3,178,725

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	6,774,347*	depreciation	7,901,731*

Total		$8,042,518		$11,094,868

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging			Forward
instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(163,779)	$(163,779)

Foreign exchange
contracts	—	—	1,409,468	—	$1,409,468

Interest rate
contracts	(529,462)	(386,911)	—	1,446,463	$530,090

Total	$(529,462)	$(386,911)	$1,409,468	$1,282,684	$1,775,779

78	Global Income Trust

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$20,268	$20,268

Foreign exchange
contracts	—	—	(1,775,548)	—	$(1,775,548)

Interest rate contracts	630,601	(761,216)	—	(1,893,670)	$(2,024,285)

Total	$630,601	$(761,216)	$(1,775,548)	$(1,873,402)	$(3,779,565)

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliates	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$30,001,394	$43,241,289	$73,242,683	$9,077	$—

Putnam Short Term
Investment Fund*	—	54,528,556	36,240,352	4,554	18,288,204

Totals	$30,001,394	$97,769,845	$109,483,035	$13,631	$18,288,204

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Global Income Trust	79

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011-11 and their impact, if any, on the fund’s financial statements.

80	Global Income Trust

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President and Treasurer
Elizabeth T. Kennan
Marketing Services	Kenneth R. Leibler	Janet C. Smith
Putnam Retail Management	Robert E. Patterson	Vice President,
One Post Office Square	George Putnam, III	Principal Accounting Officer,
Boston, MA 02109	Robert L. Reynolds	and Assistant Treasurer
W. Thomas Stephens
Custodian		Susan G. Malloy
State Street Bank	Officers	Vice President and
and Trust Company	Robert L. Reynolds	Assistant Treasurer
President
Legal Counsel		James P. Pappas
Ropes & Gray LLP	Jonathan S. Horwitz	Vice President
Executive Vice President,
	Principal Executive Officer, and	Mark C. Trenchard
	Compliance Liaison	Vice President and
BSA Compliance Officer
Steven D. Krichmar
	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
Associate Treasurer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
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SA031
281431 6/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Global Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 27, 2013